UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05262
MFS SERIES TRUST VIII
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Income Fund
Class A-MFIOX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$36	0.73%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	8,231,624,371	Average Effective Maturity (yrs):	8.7
Total Number of Holdings:	524	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure at value
Fixed Income	98.2%
Money Market Funds	1.8%
Composition including fixed income credit quality
AAA	11.7%
AA	6.7%
A	14.3%
BBB	27.5%
BB	6.4%
B	5.1%
CCC	0.6%
C	0.0%
D	0.1%
U.S. Government	25.5%
Federal Agencies	0.0%
Not Rated	0.3%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFOA-SEM

MFS® Income Fund
Class B-MIOBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$73	1.48%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	8,231,624,371	Average Effective Maturity (yrs):	8.7
Total Number of Holdings:	524	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure at value
Fixed Income	98.2%
Money Market Funds	1.8%
Composition including fixed income credit quality
AAA	11.7%
AA	6.7%
A	14.3%
BBB	27.5%
BB	6.4%
B	5.1%
CCC	0.6%
C	0.0%
D	0.1%
U.S. Government	25.5%
Federal Agencies	0.0%
Not Rated	0.3%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFOB-SEM

MFS® Income Fund
Class C-MIOCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$73	1.48%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	8,231,624,371	Average Effective Maturity (yrs):	8.7
Total Number of Holdings:	524	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure at value
Fixed Income	98.2%
Money Market Funds	1.8%
Composition including fixed income credit quality
AAA	11.7%
AA	6.7%
A	14.3%
BBB	27.5%
BB	6.4%
B	5.1%
CCC	0.6%
C	0.0%
D	0.1%
U.S. Government	25.5%
Federal Agencies	0.0%
Not Rated	0.3%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFOC-SEM

MFS® Income Fund

Class I-MFIIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$24	0.48%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	8,231,624,371	Average Effective Maturity (yrs):	8.7
Total Number of Holdings:	524	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure at value
Fixed Income	98.2%
Money Market Funds	1.8%
Composition including fixed income credit quality
AAA	11.7%
AA	6.7%
A	14.3%
BBB	27.5%
BB	6.4%
B	5.1%
CCC	0.6%
C	0.0%
D	0.1%
U.S. Government	25.5%
Federal Agencies	0.0%
Not Rated	0.3%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFOI-SEM

MFS® Income Fund

Class R6-MFIWX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$19	0.39%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	8,231,624,371	Average Effective Maturity (yrs):	8.7
Total Number of Holdings:	524	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	13
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure at value
Fixed Income	98.2%
Money Market Funds	1.8%
Composition including fixed income credit quality
AAA	11.7%
AA	6.7%
A	14.3%
BBB	27.5%
BB	6.4%
B	5.1%
CCC	0.6%
C	0.0%
D	0.1%
U.S. Government	25.5%
Federal Agencies	0.0%
Not Rated	0.3%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFOR6-SEM

MFS® Global Growth Fund

Class A-MWOFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$60	1.22%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	835,922,948	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%
Issuer country weightings
United States	68.6%
Taiwan	6.6%
France	5.9%
Japan	5.1%
China	4.5%
United Kingdom	2.2%
India	2.0%
Canada	2.0%
Switzerland	1.1%
Other Countries	2.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGFA-SEM

MFS® Global Growth Fund
Class B-MWOBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$96	1.97%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	835,922,948	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%
Issuer country weightings
United States	68.6%
Taiwan	6.6%
France	5.9%
Japan	5.1%
China	4.5%
United Kingdom	2.2%
India	2.0%
Canada	2.0%
Switzerland	1.1%
Other Countries	2.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGFB-SEM

MFS® Global Growth Fund
Class C-MWOCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$96	1.97%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	835,922,948	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%
Issuer country weightings
United States	68.6%
Taiwan	6.6%
France	5.9%
Japan	5.1%
China	4.5%
United Kingdom	2.2%
India	2.0%
Canada	2.0%
Switzerland	1.1%
Other Countries	2.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGFC-SEM

MFS® Global Growth Fund
Class I-MWOIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$47	0.97%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	835,922,948	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%
Issuer country weightings
United States	68.6%
Taiwan	6.6%
France	5.9%
Japan	5.1%
China	4.5%
United Kingdom	2.2%
India	2.0%
Canada	2.0%
Switzerland	1.1%
Other Countries	2.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGFI-SEM

MFS® Global Growth Fund
Class R1-MWOGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$96	1.97%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	835,922,948	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%
Issuer country weightings
United States	68.6%
Taiwan	6.6%
France	5.9%
Japan	5.1%
China	4.5%
United Kingdom	2.2%
India	2.0%
Canada	2.0%
Switzerland	1.1%
Other Countries	2.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGFR1-SEM

MFS® Global Growth Fund

Class R2-MGWRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$72	1.47%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	835,922,948	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%
Issuer country weightings
United States	68.6%
Taiwan	6.6%
France	5.9%
Japan	5.1%
China	4.5%
United Kingdom	2.2%
India	2.0%
Canada	2.0%
Switzerland	1.1%
Other Countries	2.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGFR2-SEM

MFS® Global Growth Fund
Class R3-MWOHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$60	1.22%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	835,922,948	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%
Issuer country weightings
United States	68.6%
Taiwan	6.6%
France	5.9%
Japan	5.1%
China	4.5%
United Kingdom	2.2%
India	2.0%
Canada	2.0%
Switzerland	1.1%
Other Countries	2.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGFR3-SEM

MFS® Global Growth Fund
Class R4-MWOJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$47	0.97%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	835,922,948	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%
Issuer country weightings
United States	68.6%
Taiwan	6.6%
France	5.9%
Japan	5.1%
China	4.5%
United Kingdom	2.2%
India	2.0%
Canada	2.0%
Switzerland	1.1%
Other Countries	2.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGFR4-SEM

MFS® Global Growth Fund

Class R6-MWOKX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about MFS Global Growth Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$43	0.88%
FUND STATISTICS AS OF 4/30/26
Net Assets ($):	835,922,948	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	74
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/26)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.6%
Alphabet, Inc., "A"	4.6%
NVIDIA Corp.	4.5%
Microsoft Corp.	3.9%
Visa, Inc., "A"	3.2%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.6%
Tencent Holdings Ltd.	2.5%
L’Oréal S.A.	2.3%
Schneider Electric SE	2.2%
Issuer country weightings
United States	68.6%
Taiwan	6.6%
France	5.9%
Japan	5.1%
China	4.5%
United Kingdom	2.2%
India	2.0%
Canada	2.0%
Switzerland	1.1%
Other Countries	2.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGFR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Income Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Income Fund
Portfolio of Investments − 4/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 97.8%
Aerospace & Defense – 1.3%
Boeing Co., 6.528%, 5/01/2034	$10,458,000	$11,437,075
Boeing Co., 5.705%, 5/01/2040	24,359,000	24,594,937
Boeing Co., 5.805%, 5/01/2050	9,682,000	9,434,655
Boeing Co., 6.858%, 5/01/2054	5,970,000	6,631,702
Bombardier, Inc., 7.5%, 2/01/2029 (n)	20,000,000	20,775,780
TransDigm, Inc., 4.625%, 1/15/2029	32,500,000	32,069,996
TransDigm, Inc., 6.375%, 5/31/2033 (n)	5,000,000	5,038,445
		$109,982,590
Asset-Backed & Securitized – 28.2%
ACORE Issuer LLC, 2026-FL1, “C”, FLR, 5.761% (SOFR - 1mo. + 2.1%), 8/20/2043 (n)	$13,308,000	$13,325,394
ACORE Issuer LLC, 2026-FL1, “D”, FLR, 6.411% (SOFR - 1mo. + 2.75%), 8/20/2043 (n)	13,000,000	12,948,166
ACREC 2021-FL1 Ltd., “D”, FLR, 6.432% ((SOFR - 1mo. + 0.11448%) + 2.65%), 10/16/2036 (n)	2,591,000	2,586,269
ACREC 2025-FL3 LLC, “B”, FLR, 5.602% (SOFR - 1mo. + 1.941%), 8/18/2042 (n)	5,000,000	4,997,620
ACREC 2025-FL3 LLC, “C”, FLR, 5.952% (SOFR - 1mo. + 2.291%), 8/18/2042 (n)	9,459,627	9,455,067
Acres PLC, 2026-FL4, “B”, FLR, 6.111% (SOFR - 1mo. + 1.95%), 8/18/2044 (n)	18,308,500	18,308,478
Affirm Master Trust, 2025-2A, “A”, 4.67%, 7/15/2033 (n)	14,094,595	14,137,140
Affirm, Inc., 2025-X1, “A”, 5.08%, 4/15/2030 (n)	180,463	180,545
AGL CLO 1 Ltd., 2019-1A, “BRR”, FLR, 5.325% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	15,250,000	15,256,923
American Credit Acceptance Receivables Trust, 2024-2, “C”, 6.24%, 4/12/2030 (n)	5,908,433	5,941,160
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	13,256,069	13,286,939
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	12,313,401	12,381,697
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	6,960,278	6,958,556
Angel Oak Mortgage Trust, 2025-10, “A1”, 4.96%, 9/25/2070 (n)	11,914,282	11,869,245
Arbor Realty Commercial Real Estate, 2026-FL1, “C”, FLR, 5.861% (SOFR - 1mo. + 2.2%), 9/20/2043 (n)	19,393,943	19,406,105
Arbor Realty Trust, Inc., CLO, 2021-FL4, “A”, FLR, 5.119% ((SOFR - 1mo. + 0.11448%) + 1.35%), 11/15/2036 (n)	10,141,403	10,141,494
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 5.469% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	6,312,000	6,311,954
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.069% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	1,124,000	1,124,159
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 6.669% ((SOFR - 1mo. + 0.11448%) + 2.9%), 11/15/2036 (n)	15,061,500	15,083,603
Arbor Realty Trust, Inc., CLO, 2022-FL1, “A”, FLR, 5.09% (SOFR - 1mo. + 1.45%), 1/15/2037 (n)	1,384,458	1,384,518
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 5.74% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	5,083,500	5,083,500
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 5.94% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	13,183,500	13,191,496
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 6.639% (SOFR - 30 day + 3%), 1/15/2037 (n)	5,800,000	5,799,956
Arbor Realty Trust, Inc., CLO, 2022-FL1, “E”, FLR, 7.39% (SOFR - 30 day + 3.75%), 1/15/2037 (n)	4,500,000	4,497,199
ARDN Mortgage Trust, 2025-ARCP, “C”, FLR, 6.005% (SOFR - 1mo. + 2.35%), 6/15/2035 (n)	11,250,000	11,253,516
AREIT 2022-CRE6 Trust, “B”, FLR, 5.49% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	2,957,000	2,953,047
AREIT 2022-CRE6 Trust, “E”, FLR, 7.04% (SOFR - 30 day + 3.4%), 1/20/2037 (n)	4,500,000	4,482,659
AREIT 2022-CRE7 LLC, “B”, FLR, 6.911% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	6,000,000	6,000,744
AREIT 2025-CRE10 Ltd., “B”, FLR, 5.51% (SOFR - 1mo. + 1.8419%), 1/17/2030 (n)	17,650,000	17,605,879
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	269,207	270,499
ARI Fleet Lease Trust, 2026-A, “A2”, 3.96%, 11/15/2034 (n)	5,359,000	5,340,115
Bain Capital Credit CLO Ltd., 2020-3A, “CR3”, 5.416%, 10/23/2034 (n)	10,440,000	10,425,551
Bain Capital Credit CLO Ltd., 2020-3A, “DRR”, FLR, 6.766% (SOFR - 3mo. + 3.1%), 10/23/2034 (n)	2,300,000	2,240,899
Bain Capital Credit CLO Ltd., 2020-4A, “BRR”, FLR, 5.275% (SOFR - 3mo. + 1.6%), 10/20/2036 (n)	27,700,112	27,726,095
Bain Capital Credit CLO Ltd., 2021-4A, “CRR”, FLR, 5.225% (SOFR - 3mo. + 1.55%), 10/20/2034 (n)	34,000,000	34,001,394
Bain Capital Credit CLO Ltd., 2022-2A, “CR”, FLR, 5.564% (SOFR - 3mo. + 1.9%), 4/22/2035 (n)	8,250,000	8,191,681
Ballyrock CLO 2023-25A Ltd., “A2”, FLR, 5.167% (SOFR - 3mo. + 1.5%), 1/25/2038 (n)	10,000,000	10,004,780
Bank5, 2025-5YR17, “AS”, 5.626%, 11/15/2058	13,546,012	13,814,077
Bank5, 2026-5YR20, “A3”, 5.104%, 2/15/2059	4,259,735	4,325,265
MFOFS-SEM

MFS Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Bank5, 2026-5YR20, “AS”, 5.336%, 2/15/2059	$6,537,223	$6,614,064
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.372% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	27,829	69,071
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	500,000	474,406
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.17%, 12/15/2055	3,226,076	3,406,785
BBCMS Mortgage Trust, 2025-C39, “A5”, 5.297%, 12/15/2058	7,368,421	7,497,108
BDS 2024-FL13 Ltd., “A”, FLR, 5.237% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	12,437,500	12,443,482
BDS 2024-FL13 Ltd., “AS”, FLR, 5.649% (SOFR - 1mo. + 1.99%), 9/19/2039 (n)	5,354,000	5,356,779
BDS 2025-FL 14 Ltd., “C”, FLR, 5.55% (SOFR - 1mo. + 1.8926%), 10/17/2042 (n)	20,000,000	19,964,729
BDS 2025-FL16 Ltd., “B”, FLR, 5.511% (SOFR - 1mo. + 1.85%), 6/19/2043 (n)	26,066,885	26,113,297
BDS Ltd., 2026-FL17, “AS”, FLR, 5.2% (SOFR - 1mo. + 1.55%), 5/19/2043 (n)(w)	12,948,246	12,948,246
BDS Ltd., 2026-FL17, “C”, FLR, 5.6% (SOFR - 1mo. + 1.95%), 5/19/2043 (n)(w)	9,553,523	9,553,523
Benchmark 2019-B10 Mortgage Trust, “AM”, 3.979%, 3/15/2062	1,000,000	961,761
Benchmark 2019-B13 Mortgage Trust, “A4”, 2.952%, 8/15/2057	5,000,000	4,723,688
Benchmark 2023-V3 Mortgage Trust, “AS”, 7.097%, 7/15/2056	10,000,000	10,414,412
Benchmark 2024-V5 Mortgage Trust, “AM”, 6.417%, 1/10/2057	2,500,000	2,588,830
Benchmark 2025-V18 Mortgage Trust, “AS”, 5.593%, 10/15/2058	9,866,814	10,062,355
Black Diamond CLO Ltd., 2019-2A, “BR”, FLR, 6.416% (SOFR - 3mo. + 2.75%), 7/23/2032 (n)	31,000,000	31,024,645
Black Diamond CLO Ltd., 2021-1A, “BR”, FLR, 5.864% (SOFR - 3mo. + 2.2%), 11/22/2034 (n)	19,000,000	18,922,784
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 5.496% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)	19,501,672	19,513,861
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 6.045% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)	10,492,715	10,505,831
BRSP 2026-FL3 Ltd., “C”, FLR, 5.761% (SOFR - 1mo. + 2.1%), 8/19/2043 (n)	14,516,000	14,526,672
BSPRT Issuer Ltd., 2024-FL11, “AS”, 5.75% (SOFR - 1mo. + 2.095%), 7/15/2039 (n)	14,047,000	14,108,540
Business Jet Securities LLC, 2024-1A, “C”, 9.132%, 5/15/2039 (n)	1,743,549	1,775,225
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	11,336,075	11,311,740
BX Trust, 2025-BCAT, “A”, FLR, 5.035% (SOFR - 1mo. + 1.38%), 8/15/2042 (n)	12,068,653	12,079,968
BX Trust, 2025-BCAT, “C”, FLR, 5.555% (SOFR - 1mo. + 1.9%), 8/15/2042 (n)	7,146,906	7,162,539
BX Trust, 2025-BCAT, “D”, FLR, 6.305% (SOFR - 1mo. + 2.65%), 8/15/2042 (n)	7,975,683	8,000,607
BX Trust, 2026-CSMO, “A”, FLR, 5.054% (SOFR - 1mo. + 1.4%), 2/15/2043 (n)	10,450,000	10,456,531
BXMT 2021-FL4 Ltd., “B”, FLR, 5.582% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	2,123,000	2,100,074
Cathedral Lake VI Ltd., FLR, 5.517% (SOFR - 3mo. + 1.85%), 4/25/2034 (n)	6,214,659	6,218,257
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)	7,579,607	7,602,587
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	4,525,385	4,554,214
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	10,942,274	10,941,888
Colt Funding LLC, 2025-1, “A1”, 5.699%, 1/25/2070 (n)	5,455,922	5,492,767
Commercial Mortgage Pass-Through Certificates, 2019-BN16, “AS”, 4.267%, 2/15/2052	2,230,000	2,170,036
Commercial Mortgage Pass-Through Certificates, 2019-BN23, “A3”, 2.92%, 12/15/2052	5,777,000	5,442,853
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,797,096
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “B”, 6.774%, 8/15/2056	6,906,487	7,215,042
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “B”, 6.511%, 12/10/2041 (n)	30,112,500	30,494,390
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	2,347,882	2,364,300
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(d)(p)	917,264	9
Dryden Senior Loan Fund CLO Ltd., 2022-113A, “BR3”, FLR, 5.123% (SOFR - 3mo. + 1.45%), 10/15/2037 (n)	7,250,000	7,249,833
Dryden Senior Loan Fund, 2016-43A, “CR3”, FLR, 5.425% (SOFR - 3mo. + 1.75%), 4/20/2034 (n)	15,600,000	15,524,075
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 5.987% ((SOFR - 3mo. + 0.26161%) + 2.05%), 7/18/2030 (n)	2,000,000	2,005,668
Dryden Senior Loan Fund, 2020-86A, “CR2”, FLR, 5.58% (SOFR - 3mo. + 1.9%), 7/17/2034 (n)	3,600,000	3,582,230
Dryden Senior Loan Fund, 2022-104A, “BR”, FLR, 5.406% (SOFR - 3mo. + 1.75%), 8/20/2034 (n)	25,050,000	25,061,548
Dwight 2025-FL1 Issuer LLC, “A”, FLR, 5.323% (SOFR - 1mo. + 1.662%), 6/18/2042 (n)	2,138,000	2,143,346
Dwight 2025-FL1 Issuer LLC, “AS”, FLR, 5.947% (SOFR - 1mo. + 2.286%), 6/18/2042 (n)	20,811,500	20,891,610
ELM Trust, 2024-ELM, “C15”, 6.189%, 6/10/2039 (n)	900,000	900,746
ELM Trust, 2024-ELM, “D10”, 6.626%, 6/10/2039 (n)	4,065,000	4,061,647
ELM Trust, 2024-ELM, “D15”, 6.674%, 6/10/2039 (n)	1,500,000	1,498,584
Empire District Bondco LLC, 4.943%, 1/01/2033	6,944,977	7,016,545
Enterprise Fleet Financing 2023-3 LLC, “A2”, 6.4%, 3/20/2030 (n)	2,220,156	2,239,522
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	4,855,458	4,908,576

MFS Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)	$909,091	$919,217
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 6.37%, 6/15/2028 (n)	173,359	173,534
GLS Auto Select Receivables Trust, 2026-2A, “A2”, 4.04%, 11/15/2028 (n)	13,000,000	12,990,355
GoldenTree Loan Management CLO Ltd., 2023-17A, “CR”, FLR, 5.475% (SOFR - 3mo. + 1.8%), 1/20/2039 (n)	1,650,000	1,646,839
GreatAmerica Leasing Receivables Funding LLC, 2024-1, “A3”, 4.98%, 1/18/2028 (n)	3,553,690	3,571,454
Greystone Commercial Real Estate Notes, 2025-FL4, “B”, FLR, 6.243% (SOFR - 1mo. + 2.5887%), 1/15/2043 (n)	3,640,500	3,682,559
GS Mortgage Securities Trust, 2019-GC40, “AS”, 3.412%, 7/10/2052	2,200,000	2,011,314
Harbor Park CLO Ltd., 2018-1A, “DR2”, FLR, 6.175% (SOFR - 3mo. + 2.5%), 1/20/2031 (n)	22,888,021	22,295,450
Hartwick Park CLO Ltd., 2023-1A, “BR”, FLR, 5.225% (SOFR - 3mo. + 1.55%), 1/20/2037 (n)	4,347,826	4,349,804
Hartwick Park CLO Ltd., 2023-1A, “CR3”, FLR, 5.375% (SOFR - 3mo. + 1.7%), 1/20/2037 (n)	13,000,000	12,925,822
ILPT Commercial Mortgage Trust, 2025-LPF2, “A”, 5.468%, 7/13/2042 (n)	16,361,000	16,521,051
ILPT Commercial Mortgage Trust, 2025-LPF2, “C”, 6.023%, 7/13/2042 (n)	8,000,000	8,013,166
Invesco CLO Ltd., 2022-2A, “BR”, 5.355%, 7/20/2035 (n)	18,489,484	18,499,228
Jersey Mikes Funding LLC, 2026-1A, “A2I”, 4.952%, 2/15/2056 (n)	11,161,000	11,053,380
KKR Static CLO I Ltd., 2022-1A, “CR2”, FLR, 5.275% (SOFR - 3mo. + 1.6%), 7/20/2031 (n)	17,500,000	17,384,605
KREF 2021-FL2 Ltd., “D”, FLR, 5.982% ((SOFR - 1mo. + 0.11448%) + 2.2%), 2/15/2039 (n)	1,837,000	1,822,229
LoanCore 2025-CRE8 Ltd., “B”, FLR, 5.509% (SOFR - 1mo. + 1.8412%), 8/17/2042 (n)	26,501,500	26,507,487
LoanCore 2025-CRE8 Ltd., “C”, FLR, 5.809% (SOFR - 1mo. + 2.14145%), 8/17/2042 (n)	1,312,500	1,302,676
LRECS 2025-CRE1 LLC, “B”, FLR, 5.661% (SOFR - 1mo. + 2%), 8/19/2043 (n)	23,587,830	23,604,820
Man GLG US CLO, 2018-2 Ltd., “B”, FLR, 6.675% (SOFR - 3mo. + 3%), 7/20/2035 (n)	15,000,000	15,059,640
Marble Point CLO, 2021-2A, “CR”, FLR, 5.717% (SOFR - 3mo. + 2.05%), 7/25/2034 (n)	11,846,154	11,696,265
MF1 2022-FL8 Ltd., “A”, FLR, 5.007% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	3,383,512	3,383,501
MF1 2022-FL8 Ltd., “D”, FLR, 6.307% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	5,000,000	5,000,527
MF1 2022-FL8 Ltd., “E”, FLR, 6.807% (SOFR - 30 day + 3.15%), 2/19/2037 (n)	4,500,000	4,460,836
MF1 2022-FL9 LLC, “B”, FLR, 6.807% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	7,000,000	7,004,599
MF1 2024-FL14 LLC, “B”, FLR, 6.344% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)	8,208,757	8,219,855
MF1 2024-FL14 LLC, “C”, FLR, 6.943% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	13,925,765	13,948,729
MF1 2024-FL14 LLC, “D”, FLR, 8.493% (SOFR - 1mo. + 4.838%), 3/19/2039 (n)	6,500,000	6,510,783
MF1 2024-FL15 LLC, “B”, FLR, 6.152% (SOFR - 1mo. + 2.491%), 8/18/2041 (n)	11,108,000	11,116,320
MF1 2024-FL15 LLC, “C”, FLR, 6.601% (SOFR - 1mo. + 2.94%), 8/18/2041 (n)	13,400,000	13,410,305
MF1 2024-FL16 LLC, “B”, FLR, 5.803% (SOFR - 1mo. + 2.142%), 11/18/2039 (n)	14,900,000	14,962,994
MF1 2024-FL16 LLC, “C”, FLR, 6.203% (SOFR - 1mo. + 2.542%), 11/18/2039 (n)	17,880,000	17,953,464
MF1 2025-FL17 LLC, “B”, FLR, 5.453% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	15,924,499	15,933,385
MF1 2025-FL17 LLC, “C”, FLR, 5.753% (SOFR - 1mo. + 2.092%), 2/18/2040 (n)	23,122,222	23,135,055
MF1 2025-FL19 LLC, “AS”, FLR, 6.002% (SOFR - 1mo. + 2.3414%), 5/18/2042 (n)	34,783,347	34,911,569
MF1 2025-FL19 LLC, “B”, FLR, 5.653% (SOFR - 1mo. + 1.9917%), 5/18/2042 (n)	39,130,655	39,228,556
MF1 2025-FL20 LLC, “AS”, FLR, 5.361% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	15,009,000	15,060,783
MF1 2025-FL20 LLC, “B”, FLR, 5.611% (SOFR - 1mo. + 1.95%), 2/18/2043 (n)	5,000,000	5,016,652
MF1 2026-FL21 LLC, “AS”, FLR, 5.211% (SOFR - 1mo. + 1.55%), 2/18/2041 (n)	16,865,153	16,873,535
MF1 2026-FL21 LLC, “C”, FLR, 5.611% (SOFR - 1mo. + 1.95%), 2/18/2041 (n)	18,176,123	18,196,844
MF1 2026-FL22 LLC, “C”, FLR, 5.66% (SOFR - 1mo. + 2%), 11/18/2043 (n)(w)	29,278,735	29,278,735
MF1 Multi-Family Housing Mortgage Loan Trust, 2025-FL20, “C”, FLR, 5.811% (SOFR - 1mo. + 2.15%), 2/18/2043 (n)	31,215,564	31,319,524
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM1, “A1”, 4.809%, 12/25/2070 (n)	3,507,260	3,482,556
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A1”, 6.152%, 12/25/2068 (n)	7,923,511	7,969,553
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM5, “A-1”, 5.439%, 7/25/2070 (n)	6,110,360	6,131,737
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM6, “A1”, 5.152%, 7/25/2070 (n)	16,652,226	16,629,878
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM9, “A1”, 5.016%, 9/25/2070 (n)	16,848,702	16,800,090
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.734%, 1/26/2071 (n)	28,517,166	28,274,026
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM4, “A1”, 5.075%, 3/25/2071 (n)	12,326,150	12,312,604
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	10,498,942	11,144,933
MSWF Commercial Mortgage Trust, 2023-2, “AS”, 6.491%, 12/15/2056	4,949,272	5,310,513
MTN Commercial Mortgage Trust, 2026-LPFX, 6.058%, 5/15/2043 (n)(w)	2,500,000	2,507,250
Neuberger Berman CLO Ltd., 2019-35A, “CRR”, FLR, 5.325% (SOFR - 3mo. + 1.65%), 1/19/2033 (n)	23,750,000	23,693,309
Neuberger Berman CLO Ltd., 2023-53A, “CR”, FLR, 5.517% (SOFR - 3mo. + 1.85%), 10/24/2037 (n)	14,500,000	14,515,718

MFS Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	$15,734,325	$15,838,269
New Residential Mortgage Loan Trust, 2025-NQM2, “A1”, 5.566%, 4/25/2065 (n)	9,202,303	9,257,817
New Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.743%, 12/25/2065 (n)	19,781,881	19,601,041
New Residential Mortgage Loan Trust, 2026-NQM3, “A1”, 4.833%, 2/25/2066 (n)	39,917,050	39,624,370
New Residential Mortgage Loan Trust, 2026-NQM4, “A1”, 5.003%, 2/25/2066 (n)	15,172,300	15,120,054
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 5.483% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	31,844,327	31,863,784
OBX Trust, 2024-NQM10, “A2”, 6.332%, 5/25/2064 (n)	3,039,715	3,062,166
OBX Trust, 2024-NQM14, “A1”, 4.944%, 9/25/2064 (n)	5,855,723	5,851,792
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)	7,905,525	7,937,599
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	3,976,740	4,000,318
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	7,155,822	7,193,921
OBX Trust, 2025-NQM13, “A1”, 5.441%, 5/25/2065 (n)	7,087,593	7,121,552
OBX Trust, 2025-NQM14, “A1”, 5.162%, 7/25/2065 (n)	5,542,544	5,546,842
OBX Trust, 2025-NQM15, “A1B”, 5.143%, 7/27/2065 (n)	3,922,700	3,918,372
OBX Trust, 2025-NQM16, “A1”, 4.905%, 8/25/2065 (n)	16,278,941	16,220,445
OBX Trust, 2025-NQM18, “A1”, 5.057%, 9/25/2065 (n)	11,769,698	11,753,489
OBX Trust, 2025-NQM4, “A1”, 5.4%, 2/25/2055 (n)	17,047,413	17,114,935
Octagon 57 Ltd., 2021-1A, “CR”, FLR, 5.523% (SOFR - 3mo. + 1.85%), 10/15/2034 (n)	15,000,000	14,985,855
OZLM Funding Ltd., 2012-2A, “BR4”, FLR, 5.413% (SOFR - 3mo. + 1.75%), 7/30/2037 (n)	14,200,000	14,202,826
OZLM Funding Ltd., 2012-2A, “C1R4”, FLR, 5.663% (SOFR - 3mo. + 2%), 7/30/2037 (n)	9,000,000	8,834,391
Palmer Square Loan Funding 2025-1A Ltd., “C”, FLR, 5.903% (SOFR - 3mo. + 2.25%), 2/15/2033 (n)	8,875,000	8,561,668
Palmer Square Loan Funding 2025-2A Ltd., “D”, FLR, 8.173% (SOFR - 3mo. + 4.5%), 7/15/2033 (n)	1,375,000	1,376,261
Parallel Ltd., 2023-1A, “A2R”, FLR, 5.475% (SOFR - 3mo. + 1.8%), 7/20/2036 (n)	30,959,594	30,973,619
Park Avenue Institutional Advisers CLO Ltd., 2019-2, FLR, 7.073% (SOFR - 3mo. + 3.4%), 10/15/2034 (n)	12,709,220	12,627,207
PFP III 2024-11 Ltd., “AS”, FLR, 5.85% (SOFR - 1mo. + 2.18957%), 9/17/2039 (n)	35,292,589	35,357,185
PFP III 2026-13 Ltd., “B”, FLR, 5.511% (SOFR - 1mo. + 1.85%), 8/18/2043 (n)	6,513,500	6,529,774
PLYM Commercial Mortgage Trust, 2026-IND, “C”, FLR, 5.305% (SOFR - 1mo. + 1.65%), 3/15/2043 (n)	5,825,000	5,803,175
PMT Loan Trust, 2025-INV10, “A36”, FLR, 4.995% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)	11,241,039	11,290,741
PMT Loan Trust, 2025-INV4, “A9”, 5.5%, 3/25/2056 (n)	17,207,492	17,208,872
PMT Loan Trust, 2026-CNF1, “A26”, FLR, 4.845% (SOFR - 1mo. + 1.2%), 1/25/2057 (n)	7,347,445	7,331,967
PMT Loan Trust, 2026-INV1, “A36”, FLR, 4.945% (SOFR - 1mo. + 1.3%), 1/25/2057 (n)	14,506,934	14,512,513
PMT Loan Trust, 2026-INV2, “A35”, FLR, 4.795% (SOFR - 1mo. + 1.15%), 1/25/2057 (n)	39,467,048	39,594,306
PRM Trust, 2025-PRM6, “C”, 5.008%, 7/05/2033 (n)	3,740,000	3,716,018
Provident Funding Mortgage Trust, 2025-2, “A4”, 5.5%, 6/25/2055 (n)	16,683,589	16,682,713
Provident Funding Mortgage Trust, 2025-5, “A4”, 5.5%, 11/25/2055 (n)	31,109,192	31,121,807
Rockford Tower CLO 2020-1A Ltd., “CRR”, FLR, 5.575% (SOFR - 3mo. + 1.9%), 1/20/2036 (n)	12,000,000	12,002,604
Santander Drive Auto Receivables Trust, 2025-1, “A3”, 4.74%, 1/16/2029	6,503,980	6,514,984
Shackleton 2015-7RA CLO Ltd., “B”, FLR, 5.323% (SOFR - 3mo. + 1.65%), 7/15/2031 (n)	13,700,000	13,705,864
SHR Trust, 2024-LXRY, “B”, FLR, 6.105% (SOFR - 1mo. + 2.45%), 10/15/2041 (n)	24,740,364	24,732,633
Starwood Commercial Mortgage, 2021-FL2, “D”, 6.582%, 4/18/2038 (n)	3,000,000	3,004,994
Starwood Commercial Mortgage, 2022-FL3, “D”, FLR, 6.39% (SOFR - 30 day + 2.75%), 11/15/2038 (n)	2,750,000	2,730,384
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	8,147,963	8,161,178
STORE Master Funding LLC, 2024-1A, “A3”, 5.93%, 5/20/2054 (n)	3,663,000	3,692,396
STORE Master Funding LLC, 2024-1A, “A4”, 5.94%, 5/20/2054 (n)	891,000	903,077
STORE Master Funding LLC, 2025-1A, “A2”, 4.98%, 10/20/2055 (n)	38,808,433	37,579,668
Taco Bell Funding LLC, 2025-1A, “A2I”, 4.821%, 8/25/2055 (n)	22,462,602	22,207,548
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.361% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)	5,250,000	5,260,603
TPG Real Estate Finance, 2025-FL7, “B”, FLR, 5.611% (SOFR - 1mo. + 1.95%), 6/18/2043 (n)	16,724,537	16,724,517
Trinitas CLO Ltd., 2017-6A, “C1R4”, FLR, 5.667% (SOFR - 3mo. + 2%), 1/25/2034 (n)	11,414,634	11,346,683
Trinitas CLO Ltd., 2021-15A, “CR”, FLR, 5.714% (SOFR - 3mo. + 2.05%), 4/22/2034 (n)	27,250,000	26,876,375
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	1,052,000	1,037,678
Venture CLO 43 Ltd., 2021-43A, “CRR”, FLR, 5.423% (SOFR - 3mo. + 1.75%), 4/15/2034 (n)	29,305,532	28,940,532
Verus Securitization Trust, 2024-1, “A1”, 5.712%, 1/25/2069 (n)	4,003,808	4,015,551
Verus Securitization Trust, 2024-2, “A1”, 6.095%, 2/25/2069 (n)	2,500,758	2,515,195

MFS Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	$2,891,287	$2,899,966
Verus Securitization Trust, 2025-9, “A1”, 4.935%, 10/27/2070 (n)	7,983,406	7,964,198
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	2,982,067	3,003,393
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.235% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	1,737,638	1,748,198
Voya CLO 2016-1A Ltd., “A2R”, FLR, 5.237% (SOFR - 3mo. + 1.562%), 1/20/2031 (n)	743,444	743,629
Voya CLO 2016-1A Ltd., “BR”, FLR, 5.737% (SOFR - 3mo. + 2.061%), 1/20/2031 (n)	2,910,000	2,912,706
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,490,000	3,420,959
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	1,500,000	1,476,457
Wells Fargo Commercial Mortgage Trust, 2018-C44, “A5”, 4.212%, 5/15/2051	1,500,000	1,487,649
		$2,320,429,202
Auto & Auto Components – 0.8%
Ford Motor Credit Co. LLC, 5.73%, 9/05/2030	$7,913,000	$7,972,064
Ford Motor Credit Co. LLC, 6.05%, 3/05/2031	22,999,000	23,381,582
Hyundai Capital America, 2.1%, 9/15/2028 (n)	2,000,000	1,887,125
Hyundai Capital America, 5.35%, 3/19/2029 (n)	4,963,000	5,052,058
Hyundai Capital America, 6.375%, 4/08/2030 (n)	10,896,000	11,450,407
Wabash National Corp., 4.5%, 10/15/2028 (n)	22,233,000	19,621,925
		$69,365,161
Brokerage & Asset Managers – 3.2%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$1,379,000	$1,447,322
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	5,313,000	5,671,097
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036	29,485,000	28,772,992
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	14,272,000	14,183,374
Charles Schwab Corp., 6.1% to 6/01/2031, FLR (CMT - 1yr. + 2.25%) to 9/01/2174	16,506,000	16,513,319
Citadel Securities Global Holdings LLC, 5.75%, 3/27/2036 (n)	13,573,000	13,394,700
Jane Street Group/JSG Finance, Inc., 6.75%, 5/01/2033 (n)	29,337,000	30,138,223
Jefferies Financial Group, Inc., 5.5%, 2/15/2036	52,674,000	50,725,172
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	2,794,000	2,781,327
LPL Holdings, Inc., 4%, 3/15/2029 (n)	7,300,000	7,105,484
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	24,858,000	23,872,692
LPL Holdings, Inc., 5.75%, 6/15/2035	14,916,000	15,009,709
Nomura Holdings, Inc., 5.043%, 6/10/2036	29,000,000	28,327,700
Nomura Holdings, Inc., 7% to 1/15/2031, FLR (CMT - 5yr. + 3.084%) to 1/15/2174	27,383,000	28,214,567
		$266,157,678
Building – 1.0%
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)	$16,455,000	$16,447,418
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	16,455,000	16,489,950
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	24,652,000	24,219,786
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)	24,193,000	24,574,718
		$81,731,872
Business Services – 0.4%
Global Payments, Inc., 2.9%, 5/15/2030	$3,563,000	$3,264,839
Global Payments, Inc., 2.9%, 11/15/2031	10,669,000	9,386,856
Paychex, Inc., 5.6%, 4/15/2035	20,878,000	20,911,259
		$33,562,954

MFS Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$21,300,000	$19,867,897
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045	10,000,000	9,213,371
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052	1,824,000	1,146,623
Time Warner Cable, Inc., 4.5%, 9/15/2042	2,031,000	1,525,456
VZ Secured Financing B.V., 5%, 1/15/2032 (n)	29,183,000	25,572,243
		$57,325,590
Chemicals – 0.3%
Chemours Co., 5.75%, 11/15/2028 (n)	$7,552,000	$7,535,240
Chemours Co., 8%, 1/15/2033 (n)	9,940,000	10,245,059
Chemours Co., 7.875%, 3/15/2034 (n)	2,820,000	2,883,785
		$20,664,084
Conglomerates – 0.7%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$9,324,000	$9,561,151
Regal Rexnord Corp., 6.3%, 2/15/2030	14,247,000	14,908,049
Regal Rexnord Corp., 6.4%, 4/15/2033	26,527,000	28,206,822
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	7,534,000	7,557,568
		$60,233,590
Consumer Services – 0.8%
CBRE Group, Inc., 5.95%, 8/15/2034	$26,397,000	$27,547,701
CBRE Services, Inc., 4.8%, 6/15/2030	9,970,000	10,004,335
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)	24,897,000	24,645,580
		$62,197,616
Diversified Financial Services – 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/06/2028	$6,892,000	$7,054,786
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	5,000,000	4,570,187
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	2,342,000	2,315,005
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	9,944,000	9,603,454
Avolon Holdings Funding Ltd., 6.375%, 5/04/2028 (n)	3,115,000	3,207,489
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)	3,124,000	3,229,524
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	11,500,000	12,018,489
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)	16,211,000	16,457,241
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)	16,582,000	16,917,186
SMBC Aviation Capital Finance DAC, 5.55%, 4/03/2034 (n)	20,000,000	20,169,358
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)	25,878,000	25,349,847
		$120,892,566
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$23,547,000	$24,268,103
Emerging Market Quasi-Sovereign – 0.4%
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)	$11,687,000	$12,273,408
Petroleos Mexicanos, 5.95%, 1/28/2031	11,050,000	10,810,546
Sonangol Finance Ltd. (Republic of Angola), 10%, 1/29/2031 (n)	10,000,000	10,205,621
		$33,289,575
Emerging Market Sovereign – 2.5%
Arab Republic of Egypt, 7.3%, 9/30/2033	$19,120,000	$18,484,012
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	14,939,000	15,054,030
Federal Republic of Nigeria, 7.375%, 9/28/2033	16,631,000	17,005,372

MFS Income Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Angola, 8%, 11/26/2029		$12,805,000	$13,074,632
Republic of Argentina, 5%, 1/09/2038		15,397,000	11,940,374
Republic of Colombia, 6.5%, 1/21/2033		16,091,000	16,034,682
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		18,280,000	19,197,192
Republic of Cote d'Ivoire, 6.75%, 2/25/2041 (n)		8,457,000	7,785,794
Republic of Romania, 6.625%, 5/16/2036 (n)		22,360,000	22,567,408
Republic of Serbia, 6%, 6/12/2034 (n)		9,377,000	9,625,296
Republic of South Africa, 7.1%, 11/19/2036		22,180,000	23,168,500
Republic of Turkey, 5.875%, 5/21/2030	EUR	7,668,000	9,449,518
Republic of Turkey, 7.625%, 5/15/2034		$6,117,000	6,360,836
United Mexican States, 6.875%, 5/13/2037		13,848,000	14,602,024
			$204,349,670
Energy - Independent – 1.0%
Azule Energy Finance PLC, 8.25%, 1/22/2031 (n)		$15,869,000	$16,351,377
Occidental Petroleum Corp., 5.55%, 10/01/2034		6,292,000	6,401,978
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		34,136,000	37,226,434
Santos Finance Ltd., 5.75%, 11/13/2035 (n)		19,035,000	19,258,857
SierraCol Energy Andina LLC/SierraCol Energy, 6%, 6/15/2028 (n)		4,739,000	4,586,878
			$83,825,524
Energy - Integrated – 0.4%
BP Capital Markets PLC, 6.45% to 3/01/2034, FLR ((CMT - 5yr. + 2.153%) + 0.25%) to 3/01/2054, FLR ((CMT - 5yr. + 2.153%) + 1%) to 9/01/2172		$10,000,000	$10,471,640
Eni S.p.A., 5.5%, 5/15/2034 (n)		25,000,000	25,592,776
			$36,064,416
Entertainment & Leisure – 0.5%
Royal Caribbean Cruises Ltd., 4.75%, 5/15/2033		$14,583,000	$14,145,194
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		23,410,000	23,826,417
			$37,971,611
Food & Beverages – 1.5%
Bacardi Ltd., 5.15%, 5/15/2038 (n)		$955,000	$887,664
Bacardi-Martini B.V., 5.9%, 6/15/2043 (n)		10,000,000	9,472,949
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.75%, 4/01/2033		16,415,000	16,900,014
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.95%, 4/20/2035		19,843,000	20,542,724
Performance Food Group Co., 6.125%, 9/15/2032 (n)		27,813,000	28,193,204
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		16,000,000	15,544,547
Post Holdings, Inc., 6.25%, 10/15/2034 (n)		18,492,000	18,254,599
Tyson Foods, Inc., 4.95%, 2/20/2036		9,713,000	9,469,936
			$119,265,637
Forest & Paper Products – 0.1%
Smurfit Westrock Financing DAC, 5.418%, 1/15/2035		$12,000,000	$12,074,037
Global Systemically Important Banks – 4.1%
Bank of America Corp., 4.271% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.31%) to 7/23/2029		$579,000	$576,259
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032		8,268,000	7,365,838
Bank of America Corp., 5.015% to 7/22/2032, FLR (SOFR - 1 day + 2.16%) to 7/22/2033		3,000,000	3,019,300
Bank of America Corp., 5.288% to 4/25/2033, FLR (SOFR - 1 day + 1.630%) to 4/25/2034		10,503,000	10,665,547
Bank of America Corp., 5.744% to 2/12/2035, FLR (SOFR - 1 day + 1.697%) to 2/12/2036		19,835,000	20,218,247
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037		4,785,000	4,444,824

MFS Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Global Systemically Important Banks – continued
Bank of America Corp., 6.25% to 7/26/2030, FLR (CMT - 5yr. + 2.351%) to 10/26/2173	$15,000,000	$15,160,065
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	5,972,000	6,683,379
Barclays PLC, 8% to 9/15/2029, FLR (CMT - 5yr. + 5.431%) to 12/15/2171	15,000,000	15,743,205
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173	33,948,000	34,467,472
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	5,752,000	5,780,406
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,217,000	2,190,670
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	8,912,000	9,210,978
Deutsche Bank AG, 5.403% to 9/11/2034, FLR (SOFR - 1 day + 2.05%) to 9/11/2035	10,000,000	9,972,792
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	6,695,000	5,959,969
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	4,410,000	3,992,726
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	1,150,000	1,075,615
JPMorgan Chase & Co., 4.851% to 7/25/2027, FLR (SOFR - 1 day + 1.99%) to 7/25/2028	4,000,000	4,021,818
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	726,000	677,524
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	4,000,000	3,631,019
JPMorgan Chase & Co., 5.766%, 4/22/2035	17,245,000	17,976,781
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	9,999,000	9,886,645
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	1,796,000	1,829,005
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	7,539,000	6,685,449
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	9,774,000	9,961,408
Morgan Stanley, 5.32% to 7/19/2034, FLR (SOFR - 1 day + 1.555%) to 7/19/2035	15,000,000	15,119,513
Morgan Stanley, 5.942% to 2/07/2034, FLR (CMT - 5yr. + 1.8%) to 2/07/2039	15,000,000	15,444,441
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	3,165,000	3,165,679
UBS Group AG, 1.494% to 8/10/2026, FLR (CMT - 1yr. + 0.85%) to 8/10/2027 (n)	3,500,000	3,471,333
UBS Group AG, 5.699% to 2/08/2034, FLR (CMT - 1yr. + 1.77%) to 2/08/2035 (n)	17,000,000	17,497,918
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	2,746,000	2,517,449
UBS Group AG, 9.25% to 11/13/2033, FLR (CMT - 5yr. + 4.758%) to 5/13/2172 (n)	7,091,000	8,275,474
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)	23,491,000	23,905,781
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	1,618,000	1,614,074
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	3,333,000	3,406,420
Wells Fargo & Co., 2.572% to 2/11/2030, FLR ((SOFR - 3mo. + 0.26161%) + 1%) to 2/11/2031	5,515,000	5,116,296
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	26,071,000	24,001,866
		$334,733,185
Industrial – 0.4%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$31,306,000	$31,547,101
Insurance – 1.3%
Corebridge Financial, Inc., 5.75%, 1/15/2034	$18,000,000	$18,528,744
Corebridge Financial, Inc., 4.35%, 4/05/2042	473,000	394,057
Corebridge Financial, Inc., 4.4%, 4/05/2052	1,412,000	1,118,890
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	4,850,000	4,922,779
Corebridge Financial, Inc., 6.875% to 12/01/2030, FLR (CMT - 5yr. + 3.181%) to 6/01/2174	14,368,000	14,778,422
MetLife, Inc., 5.375%, 7/15/2033	10,000,000	10,356,748
MetLife, Inc., 6.35% to 3/15/2035, FLR (CMT - 5yr. + 2.078%) to 3/15/2055	14,405,000	14,745,837
Nippon Life Insurance Co., 6.5% to 4/30/2035, FLR (CMT - 5yr. + 3.189%) to 4/30/2055 (n)	9,681,000	10,196,688
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	32,695,000	34,622,903
		$109,665,068
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$6,326,000	$6,488,945

MFS Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 2.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	$16,250,000	$16,238,690
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	13,000,000	12,743,598
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	10,000,000	10,784,350
Arthur J. Gallagher & Co., 5.45%, 7/15/2034	12,000,000	12,168,820
Arthur J. Gallagher & Co., 5.15%, 2/15/2035	15,000,000	14,855,665
Brown & Brown, Inc., 2.375%, 3/15/2031	6,452,000	5,704,051
Brown & Brown, Inc., 4.2%, 3/17/2032	2,157,000	2,046,664
Brown & Brown, Inc., 5.65%, 6/11/2034	22,462,000	22,691,560
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	4,578,000	4,603,723
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	452,000	423,024
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	12,376,000	12,752,290
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	11,400,000	11,968,257
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035	18,722,000	19,165,454
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054	2,500,000	2,544,389
Hub International Ltd., 5.625%, 12/01/2029 (n)	5,850,000	5,776,528
Hub International Ltd., 7.25%, 6/15/2030 (n)	19,641,000	20,318,045
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	23,572,000	23,682,380
		$198,467,488
Interactive Media Services – 0.3%
Snap, Inc., 6.875%, 3/01/2033 (n)	$26,291,000	$25,595,266
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$3,557,000	$3,782,808
Machinery & Tools – 0.5%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$20,580,000	$21,013,149
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	13,008,000	13,196,951
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	9,444,000	9,688,385
		$43,898,485
Medical & Health Technology & Services – 0.4%
Adventist Health System/West, 5.43%, 3/01/2032	$5,185,000	$5,252,799
Alcon Finance Corp., 5.75%, 12/06/2052 (n)	6,027,000	5,931,130
Marin General Hospital, 7.242%, 8/01/2045	2,805,000	2,996,649
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	3,153,000	3,173,918
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	568,000	565,110
UC Health LLC, BAM, 5.858%, 8/01/2035	14,516,000	14,864,381
		$32,783,987
Metals & Mining – 1.2%
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	$9,067,000	$8,293,034
Anglo American Capital PLC, 5.5%, 5/02/2033 (n)	20,497,000	20,947,146
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	6,305,000	5,197,842
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	3,500,000	3,492,588
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)	17,883,000	17,087,888
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	7,907,000	7,205,461
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	25,176,000	26,097,250
Samarco Mineracao S.A., 4% (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/29, 9.5% Cash to 6/30/2031 (n)(p)	13,629,403	13,613,341
		$101,934,550

MFS Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 2.9%
Cheniere Energy Partners LP, 5.75%, 8/15/2034	$24,857,000	$25,774,585
Cheniere Energy, Inc., 5.65%, 4/15/2034	10,000,000	10,301,754
DCP Midstream Operating LP, 3.25%, 2/15/2032	26,264,000	24,016,573
Enbridge, Inc., 3.125%, 11/15/2029	1,344,000	1,282,398
Enbridge, Inc., 5.7%, 3/08/2033	4,620,000	4,784,480
Enbridge, Inc., 2.5%, 8/01/2033	1,923,000	1,640,059
Enbridge, Inc., 5.625%, 4/05/2034	14,836,000	15,310,397
Energy Transfer LP, 5.35%, 1/15/2036	27,836,000	27,672,764
Plains All American Pipeline LP, 3.8%, 9/15/2030	4,057,000	3,908,539
Plains All American Pipeline LP, 5.7%, 9/15/2034	20,000,000	20,474,459
Plains All American Pipeline LP, 5.6%, 1/15/2036	6,094,000	6,104,360
Targa Resources Corp., 6.125%, 3/15/2033	13,342,000	14,113,242
Targa Resources Corp., 5.4%, 7/30/2036	22,698,000	22,576,291
Targa Resources Corp., 4.95%, 4/15/2052	5,521,000	4,644,701
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	9,038,000	9,034,245
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	9,305,000	8,859,011
Venture Global LNG, Inc., 7%, 1/15/2030 (n)	37,335,000	38,403,826
		$238,901,684
Mortgage-Backed – 0.0%
Fannie Mae, 6.5%, 5/01/2031	$3,625	$3,758
Fannie Mae, 3%, 2/25/2033 (i)	106,653	6,812
Fannie Mae, 5.5%, 9/01/2034 - 11/01/2036	13,920	14,278
Fannie Mae, 6%, 11/01/2034	45,465	46,929
Freddie Mac, 1.202%, 6/25/2030 (i)	31,591,987	1,231,272
Ginnie Mae, 3%, 9/20/2047	65,292	58,761
		$1,361,810
Municipals – 1.5%
Alaska Industrial Development & Export Authority Rev., Taxable (Rental Car Facility Project at Ted Stevens Anchorage International Airport), “A”, NPFG, 5.25%, 3/01/2030	$3,975,000	$3,977,482
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	5,800,000	5,918,471
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-4”, 7%, 6/30/2039	1,211,000	1,016,055
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), Convertible Capital Appreciation, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	637,000	357,652
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	1,205,000	1,123,680
California Public Finance Authority Rev., Taxable (Children's Hospital Los Angeles), “A”, AGM, 5.4%, 11/15/2031	18,465,000	18,926,715
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,730,000	1,398,767
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	5,220,000	5,329,606
Massachusetts Development Finance Agency Rev., Taxable (Middlesex Sustainable Energy Partners), “B”, 7.375%, 10/01/2035	27,730,000	28,535,906
New Hampshire National Finance Authority, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	28,795,000	30,544,639
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	8,308,000	8,255,794
Port Beaumont, TX, Industrial Development Authority, Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	2,755,000	2,507,211
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Taxable, “A-2”, 4.55%, 7/01/2040	1,326,000	1,131,999
Wisconsin Public Finance Authority, Senior Lien Rev., Taxable (E-470 Public Highway Authority Service Areas Project), 7.087%, 7/01/2060	12,115,000	12,149,134
		$121,173,111
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.757%, 3/16/2032 (n)	$5,000,000	$4,678,914

MFS Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.0%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$2,645,000	$2,691,227
Non-Global Systemically Important Banks – 2.3%
Banco Mercantil del Norte S.A., 6.625% to 1/24/2032, FLR (CMT - 10yr. + 5.034%) to 1/24/2171	$9,723,000	$9,546,178
BBVA Mexico S.A. (CoCo), 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)	8,553,000	9,417,102
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	5,000,000	4,821,149
Capital One Financial Corp., 7.624% to 10/30/2030, FLR (SOFR - 1 day + 3.07%) to 10/30/2031	5,078,000	5,606,225
Capital One Financial Corp., 6.7%, 11/29/2032	22,683,000	24,734,268
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	5,330,000	5,482,509
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	21,988,000	23,243,371
Capital One Financial Corp., 6.051% to 2/01/2034, FLR (SOFR - 1 day + 2.26%) to 2/01/2035	1,859,000	1,927,545
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	9,924,000	11,173,650
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	8,358,000	8,109,856
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)	17,190,000	18,358,792
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	14,643,000	15,093,316
PNC Financial Services Group, Inc., 5.401% to 7/23/2034, FLR (SOFR - 1 day + 1.599%) to 7/23/2035	7,000,000	7,103,200
Regions Financial Corp., 5.502%, 9/06/2035	26,000,000	26,117,255
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	18,734,000	19,279,096
		$190,013,512
Real Estate - Other – 0.4%
First Industrial LP, 5.25%, 1/15/2031	$29,162,000	$29,529,901
Real Estate - Retail – 0.8%
Brixmor Operating Partnership LP, REIT, 5.75%, 2/15/2035	$6,674,000	$6,899,050
STORE Capital Corp., REIT, 4.5%, 3/15/2028	16,571,000	16,492,332
STORE Capital Corp., REIT, 4.625%, 3/15/2029	17,647,000	17,473,454
STORE Capital Corp., REIT, 4.95%, 2/11/2031 (n)	10,533,000	10,457,405
STORE Capital Corp., REIT, 2.7%, 12/01/2031	13,000,000	11,405,709
		$62,727,950
Real Estate - Storage & Office – 1.2%
Boston Properties LP, REIT, 2.9%, 3/15/2030	$10,000,000	$9,320,762
Boston Properties LP, REIT, 2.55%, 4/01/2032	11,423,000	9,909,348
Boston Properties LP, REIT, 2.45%, 10/01/2033	17,139,000	13,994,284
Boston Properties LP, REIT, 6.5%, 1/15/2034	6,827,000	7,203,470
Boston Properties LP, REIT, 5.75%, 1/15/2035	21,600,000	21,699,699
Highwoods Realty LP, 5.35%, 1/15/2033	2,000,000	1,981,007
Vornado Realty LP, 5.75%, 2/01/2033	32,306,000	32,360,779
		$96,469,349
Refining – 0.1%
Raizen Fuels Finance S.A., 5.7%, 1/17/2035 (a)(n)	$17,983,000	$9,845,692
Retail & E-commerce – 1.6%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$2,180,000	$2,056,585
Alimentation Couche-Tard, Inc., 5.267%, 2/12/2034 (n)	25,000,000	25,233,439
AutoNation, Inc., 5.89%, 3/15/2035	36,027,000	36,891,416
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)	28,332,826	30,269,551
DICK'S Sporting Goods, 3.15%, 1/15/2032	17,118,000	15,599,880
PetSmart LLC/PetSmart Finance Corp., 7.5%, 9/15/2032 (n)	19,526,000	19,772,000
		$129,822,871

MFS Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Semiconductor & Electronic Components – 0.2%
Broadcom, Inc., 4.8%, 2/15/2036	$17,745,000	$17,317,288
Software – 1.5%
CoreWeave, Inc., 9.75%, 10/01/2031 (n)	$24,368,000	$24,509,104
Oracle Corp., 5.2%, 9/26/2035	9,669,000	9,009,345
Oracle Corp., 5.7%, 2/04/2036	25,826,000	24,801,955
Oracle Corp., 5.95%, 9/26/2055	7,137,000	5,978,155
Salesforce, Inc., 5.2%, 3/15/2033	16,821,000	16,790,924
Salesforce, Inc., 5.55%, 3/15/2036	27,500,000	27,424,036
Salesforce, Inc., 6.4%, 3/15/2046	17,041,000	17,032,328
		$125,545,847
Telecommunications - Wireless – 0.5%
American Tower Corp., 5.4%, 1/31/2035	$20,000,000	$20,253,372
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	1,582,000	1,238,153
Rogers Communications, Inc., 4.55%, 3/15/2052	2,643,000	2,083,715
T-Mobile USA, Inc., 2.55%, 2/15/2031	6,156,000	5,597,476
T-Mobile USA, Inc., 4.375%, 4/15/2040	9,331,000	8,159,738
		$37,332,454
Tobacco – 0.8%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$1,869,000	$1,863,340
B.A.T. Capital Corp., 6.343%, 8/02/2030	1,316,000	1,402,966
B.A.T. Capital Corp., 4.742%, 3/16/2032	16,783,000	16,779,412
Japan Tobacco, Inc., 5.85%, 6/15/2035 (n)	19,850,000	20,838,630
Philip Morris International, Inc., 5.75%, 11/17/2032	5,581,000	5,874,033
Philip Morris International, Inc., 5.375%, 2/15/2033	6,000,000	6,170,981
Philip Morris International, Inc., 5.25%, 2/13/2034	16,000,000	16,303,108
		$69,232,470
Transportation & Logistics – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	$889,000	$736,910
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	307,000	220,941
Triton International Ltd., 5.15%, 2/15/2033	15,280,000	14,997,803
		$15,955,654
Travel, Gaming, & Lodging – 0.3%
Las Vegas Sands Corp., 5.625%, 6/15/2028	$10,681,000	$10,837,421
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)	14,373,000	14,404,179
		$25,241,600
U.S. Treasury Obligations – 25.4%
U.S. Treasury Bonds, 3.875%, 5/15/2043	$11,500,000	$10,108,321
U.S. Treasury Bonds, 4.375%, 8/15/2043	141,408,000	132,338,003
U.S. Treasury Bonds, 4.75%, 11/15/2043	198,700,000	194,555,241
U.S. Treasury Bonds, 4.5%, 2/15/2044 (f)	253,875,000	240,566,395
U.S. Treasury Bonds, 4.625%, 11/15/2044	20,350,000	19,514,537
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	7,646,000	5,310,386
U.S. Treasury Bonds, 4.75%, 2/15/2045	157,000,000	152,860,351
U.S. Treasury Bonds, 4.875%, 8/15/2045	164,250,000	162,222,539
U.S. Treasury Bonds, 2.25%, 8/15/2046	11,900,000	7,681,543
U.S. Treasury Bonds, 2.25%, 2/15/2052	162,300,000	96,543,141
U.S. Treasury Bonds, 4%, 11/15/2052	43,474,000	36,895,161

MFS Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 4.125%, 8/15/2053	$148,700,000	$128,782,333
U.S. Treasury Bonds, 4.75%, 11/15/2053	47,500,000	45,611,133
U.S. Treasury Bonds, 4.25%, 2/15/2054	168,300,000	148,853,460
U.S. Treasury Bonds, 4.5%, 11/15/2054	152,100,000	140,306,309
U.S. Treasury Notes, 4.5%, 4/15/2027	141,400,000	142,366,602
U.S. Treasury Notes, 4.125%, 7/31/2028	142,100,000	142,799,399
U.S. Treasury Notes, 4.625%, 4/30/2029	176,000,000	179,478,749
U.S. Treasury Notes, 4.25%, 6/30/2029	67,600,000	68,241,672
U.S. Treasury Notes, 3.875%, 4/30/2030	33,000,000	32,873,672
		$2,087,908,947
Utilities – 1.5%
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	$34,169,000	$38,526,768
ENGIE Energía Chile S.A., 3.4%, 1/28/2030	4,000,000	3,786,037
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	359,000	322,571
Jersey Central Power & Light Co., 5.1%, 1/15/2035	5,768,000	5,748,119
Pacific Gas & Electric Co., 5.45%, 6/15/2027	6,067,000	6,122,147
Pacific Gas & Electric Co., 3%, 6/15/2028	823,000	795,841
Pacific Gas & Electric Co., 6.4%, 6/15/2033	4,021,000	4,278,071
Pacific Gas & Electric Co., 6.95%, 3/15/2034	9,500,000	10,413,430
Pacific Gas & Electric Co., 3.5%, 8/01/2050	3,017,000	1,992,941
Saavi Energia S.à r.l., 8.875%, 2/10/2035 (n)	15,538,000	17,282,917
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)	10,000,000	9,926,528
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	22,050,000	22,930,523
		$122,125,893
Utilities - Gas – 0.2%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)	$19,996,000	$19,805,232
Total Bonds (Identified Cost, $8,080,647,679)		$8,050,229,765
Mutual Funds (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $150,566,780)	150,559,038	$150,574,094
Other Assets, Less Liabilities – 0.4%		30,820,512
Net Assets – 100.0%		$8,231,624,371

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $150,574,094 and
$8,050,229,765, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$3,638,791,061, representing 44.2% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:

MFS Income Fund
Portfolio of Investments (unaudited) – continued
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro

Derivative Contracts at 4/30/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	10,184,542	EUR	8,597,343	JPMorgan Chase Bank N.A.	7/17/2026	$60,148

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	247	$27,876,266	June – 2026	$653,227
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	5,337	$1,105,426,125	June – 2026	$(7,960,263)
U.S. Treasury Note 5 yr	Long	USD	2,937	316,714,150	June – 2026	(4,943,682)
						$(12,903,945)
At April 30, 2026, the fund had liquid securities collateral with an aggregate value of $10,624,566 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Income Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 4/30/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $8,080,647,679)	$8,050,229,765
Investments in affiliated issuers, at value (identified cost, $150,566,780)	150,574,094
Cash	2,029,242
Receivables for
Forward foreign currency exchange contracts	60,148
Net daily variation margin on open futures contracts	1,364,199
Fund shares sold	18,831,125
Interest and dividends	81,209,442
Other assets	118,726
Total assets	$8,304,416,741
Liabilities
Payables for
Distributions	$555,048
Investments purchased	2,034,561
When-issued investments purchased	54,285,553
Fund shares reacquired	13,750,447
Payable to affiliates
Investment adviser	183,959
Administrative services fee	3,196
Shareholder servicing costs	1,674,688
Distribution and service fees	17,111
Payable for independent Trustees' compensation	23,454
Accrued expenses and other liabilities	264,353
Total liabilities	$72,792,370
Net assets	$8,231,624,371
Net assets consist of
Paid-in capital	$8,369,433,760
Total distributable earnings (loss)	(137,809,389)
Net assets	$8,231,624,371
Shares of beneficial interest outstanding	1,394,974,838

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,070,121,806	181,044,943	$5.91
Class B	425,120	72,376	5.87
Class C	45,101,692	7,702,288	5.86
Class I	4,941,420,029	837,966,481	5.90
Class R6	2,174,555,724	368,188,750	5.91

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.17 [100 / 95.75 x $5.91]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.

See Notes to Financial Statements

MFS Income Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 4/30/26 (unaudited) Net investment income (loss)
Income
Interest	$211,224,910
Dividends from affiliated issuers	2,345,287
Other	429,601
Total investment income	$213,999,798
Expenses
Management fee	$15,935,283
Distribution and service fees	1,526,401
Shareholder servicing costs	2,733,313
Administrative services fee	281,499
Independent Trustees' compensation	72,726
Custodian fee	139,369
Shareholder communications	163,095
Audit and tax fees	44,865
Legal fees	16,463
Miscellaneous	241,685
Total expenses	$21,154,699
Fees paid indirectly	(4,431)
Reduction of expenses by investment adviser and distributor	(1,579,041)
Net expenses	$19,571,227
Net investment income (loss)	$194,428,571
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(854,391)
Affiliated issuers	(6,631)
Futures contracts	841,301
Forward foreign currency exchange contracts	(72,943)
Foreign currency	(1)
Net realized gain (loss)	$(92,665)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(127,652,094)
Affiliated issuers	(7,778)
Futures contracts	(11,388,784)
Forward foreign currency exchange contracts	(15,890)
Translation of assets and liabilities in foreign currencies	5,521
Net unrealized gain (loss)	$(139,059,025)
Net realized and unrealized gain (loss)	$(139,151,690)
Change in net assets from operations	$55,276,881
See Notes to Financial Statements

MFS Income Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25
Change in net assets
From operations
Net investment income (loss)	$194,428,571	$327,896,542
Net realized gain (loss)	(92,665)	(15,924,577)
Net unrealized gain (loss)	(139,059,025)	119,481,471
Change in net assets from operations	$55,276,881	$431,453,436
Total distributions to shareholders	$(194,331,801)	$(329,858,251)
Change in net assets from fund share transactions	$797,100,379	$1,801,585,431
Total change in net assets	$658,045,459	$1,903,180,616
Net assets
At beginning of period	7,573,578,912	5,670,398,296
At end of period	$8,231,624,371	$7,573,578,912
See Notes to Financial Statements

MFS Income Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$6.01	$5.93	$5.55	$5.70	$7.05	$7.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.28	$0.29	$0.27	$0.16	$0.14
Net realized and unrealized gain (loss)	(0.10)	0.09	0.38	(0.15)	(1.28)	0.04
Total from investment operations	$0.04	$0.37	$0.67	$0.12	$(1.12)	$0.18
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.29)	$(0.29)	$(0.27)	$(0.16)	$(0.16)
From net realized gain	—	—	—	—	(0.07)	(0.01)
Total distributions declared to shareholders	$(0.14)	$(0.29)	$(0.29)	$(0.27)	$(0.23)	$(0.17)
Net asset value, end of period (x)	$5.91	$6.01	$5.93	$5.55	$5.70	$7.05
Total return (%) (r)(s)(t)(x)	0.64 (n)	6.35	12.23	1.99	(16.28)	2.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77 (a)	0.79	0.84	0.89	0.93	0.95
Expenses after expense reductions (f)	0.73 (a)	0.73	0.73	0.73	0.73	0.73
Net investment income (loss)	4.69 (a)	4.79	4.89	4.65	2.55	2.02
Portfolio turnover rate	13 (n)	26	50	46	55	64
Net assets at end of period (000 omitted)	$1,070,122	$1,015,434	$843,021	$521,281	$349,679	$329,668

See Notes to Financial Statements

MFS Income Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$5.97	$5.90	$5.51	$5.66	$7.00	$6.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.24	$0.24	$0.22	$0.11	$0.09
Net realized and unrealized gain (loss)	(0.10)	0.07	0.40	(0.14)	(1.27)	0.04
Total from investment operations	$0.02	$0.31	$0.64	$0.08	$(1.16)	$0.13
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.24)	$(0.25)	$(0.23)	$(0.11)	$(0.11)
From net realized gain	—	—	—	—	(0.07)	(0.01)
Total distributions declared to shareholders	$(0.12)	$(0.24)	$(0.25)	$(0.23)	$(0.18)	$(0.12)
Net asset value, end of period (x)	$5.87	$5.97	$5.90	$5.51	$5.66	$7.00
Total return (%) (r)(s)(t)(x)	0.25 (n)	5.39	11.64	1.22	(16.90)	1.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52 (a)	1.55	1.59	1.64	1.68	1.70
Expenses after expense reductions (f)	1.48 (a)	1.48	1.48	1.48	1.48	1.48
Net investment income (loss)	3.96 (a)	4.06	4.15	3.85	1.68	1.30
Portfolio turnover rate	13 (n)	26	50	46	55	64
Net assets at end of period (000 omitted)	$425	$558	$1,172	$1,413	$2,005	$4,365

Class C	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$5.96	$5.88	$5.50	$5.65	$6.98	$6.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.24	$0.24	$0.23	$0.11	$0.09
Net realized and unrealized gain (loss)	(0.10)	0.08	0.39	(0.15)	(1.26)	0.04
Total from investment operations	$0.02	$0.32	$0.63	$0.08	$(1.15)	$0.13
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.24)	$(0.25)	$(0.23)	$(0.11)	$(0.11)
From net realized gain	—	—	—	—	(0.07)	(0.01)
Total distributions declared to shareholders	$(0.12)	$(0.24)	$(0.25)	$(0.23)	$(0.18)	$(0.12)
Net asset value, end of period (x)	$5.86	$5.96	$5.88	$5.50	$5.65	$6.98
Total return (%) (r)(s)(t)(x)	0.25 (n)	5.57	11.47	1.21	(16.81)	1.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52 (a)	1.54	1.59	1.64	1.68	1.70
Expenses after expense reductions (f)	1.48 (a)	1.48	1.48	1.48	1.48	1.48
Net investment income (loss)	3.94 (a)	4.04	4.13	3.89	1.74	1.30
Portfolio turnover rate	13 (n)	26	50	46	55	64
Net assets at end of period (000 omitted)	$45,102	$41,782	$32,737	$16,494	$10,201	$14,461

See Notes to Financial Statements

MFS Income Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$6.00	$5.92	$5.54	$5.69	$7.03	$7.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.30	$0.30	$0.29	$0.18	$0.16
Net realized and unrealized gain (loss)	(0.10)	0.08	0.39	(0.15)	(1.28)	0.03
Total from investment operations	$0.05	$0.38	$0.69	$0.14	$(1.10)	$0.19
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.30)	$(0.31)	$(0.29)	$(0.17)	$(0.18)
From net realized gain	—	—	—	—	(0.07)	(0.01)
Total distributions declared to shareholders	$(0.15)	$(0.30)	$(0.31)	$(0.29)	$(0.24)	$(0.19)
Net asset value, end of period (x)	$5.90	$6.00	$5.92	$5.54	$5.69	$7.03
Total return (%) (r)(s)(t)(x)	0.76 (n)	6.61	12.52	2.24	(15.97)	2.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52 (a)	0.54	0.59	0.64	0.68	0.70
Expenses after expense reductions (f)	0.48 (a)	0.48	0.48	0.48	0.48	0.48
Net investment income (loss)	4.94 (a)	5.03	5.13	4.92	2.92	2.26
Portfolio turnover rate	13 (n)	26	50	46	55	64
Net assets at end of period (000 omitted)	$4,941,420	$4,536,579	$3,438,464	$1,561,588	$439,494	$159,393

Class R6	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$6.01	$5.93	$5.55	$5.70	$7.04	$7.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.30	$0.31	$0.29	$0.19	$0.16
Net realized and unrealized gain (loss)	(0.10)	0.09	0.38	(0.15)	(1.28)	0.04
Total from investment operations	$0.05	$0.39	$0.69	$0.14	$(1.09)	$0.20
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.31)	$(0.31)	$(0.29)	$(0.18)	$(0.19)
From net realized gain	—	—	—	—	(0.07)	(0.01)
Total distributions declared to shareholders	$(0.15)	$(0.31)	$(0.31)	$(0.29)	$(0.25)	$(0.20)
Net asset value, end of period (x)	$5.91	$6.01	$5.93	$5.55	$5.70	$7.04
Total return (%) (r)(s)(t)(x)	0.81 (n)	6.70	12.61	2.33	(15.87)	2.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.43 (a)	0.45	0.50	0.55	0.60	0.61
Expenses after expense reductions (f)	0.39 (a)	0.39	0.39	0.39	0.40	0.40
Net investment income (loss)	5.03 (a)	5.13	5.22	4.99	2.99	2.28
Portfolio turnover rate	13 (n)	26	50	46	55	64
Net assets at end of period (000 omitted)	$2,174,556	$1,979,226	$1,355,004	$599,254	$256,953	$86,441

See Notes to Financial Statements

MFS Income Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Income Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Income Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

MFS Income Fund
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$2,087,908,947	$—	$2,087,908,947
Non - U.S. Sovereign Debt	—	241,422,053	—	241,422,053
Municipal Bonds	—	121,173,111	—	121,173,111
U.S. Corporate Bonds	—	2,328,089,043	—	2,328,089,043
Residential Mortgage-Backed Securities	—	510,420,029	—	510,420,029
Commercial Mortgage-Backed Securities	—	362,140,557	—	362,140,557
Asset-Backed Securities (including CDOs)	—	1,449,230,426	—	1,449,230,426
Foreign Bonds	—	949,845,599	—	949,845,599
Investment Companies	150,574,094	—	—	150,574,094
Total	$150,574,094	$8,050,229,765	$—	$8,200,803,859

Other Financial Instruments
Futures Contracts – Assets	$653,227	$—	$—	$653,227
Futures Contracts – Liabilities	(12,903,945)	—	—	(12,903,945)
Forward Foreign Currency Exchange Contracts – Assets	—	60,148	—	60,148
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign

MFS Income Fund
Notes to Financial Statements (unaudited) - continued
exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$653,227	$(12,903,945)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	60,148	—
Total		$713,375	$(12,903,945)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$841,301	$—
Foreign Exchange	—	(72,943)
Total	$841,301	$(72,943)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(11,388,784)	$—
Foreign Exchange	—	(15,890)
Total	$(11,388,784)	$(15,890)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

MFS Income Fund
Notes to Financial Statements (unaudited) - continued
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

MFS Income Fund
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

MFS Income Fund
Notes to Financial Statements (unaudited) - continued
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash posted to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as cash collateral posted. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended October 31, 2025, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions made during the six months ended April 30, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/25
Ordinary income (including any short-term capital gains)	$329,858,251
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/26
Cost of investments	$8,235,810,658
Gross appreciation	89,660,470
Gross depreciation	(124,667,269)
Net unrealized appreciation (depreciation)	$(35,006,799)
As of 10/31/25
Undistributed ordinary income	30,008,266
Capital loss carryforwards	(85,408,317)
Other temporary differences	(29,894,384)
Net unrealized appreciation (depreciation)	86,539,966
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of October 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(26,836,828)
Long-Term	(58,571,489)
Total	$(85,408,317)

MFS Income Fund
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/26	Year ended 10/31/25
Class A	$24,488,673	$44,021,974
Class B	10,306	35,513
Class C	848,303	1,506,018
Class I	116,776,560	199,543,013
Class R6	52,207,959	84,751,733
Total	$194,331,801	$329,858,251
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.45%
In excess of $2.5 billion and up to $5 billion	0.40%
In excess of $5 billion and up to $10 billion	0.35%
In excess of $10 billion	0.34%
The investment adviser has agreed in writing to reduce its management fee to 0.40% of the fund's average daily net assets for the first $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2027. For the six months ended April 30, 2026, this management fee reduction amounted to $867,814, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2027. For the six months ended April 30, 2026, this management fee reduction amounted to $538,120, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2026 was equivalent to an annual effective rate of 0.37% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class's average daily net assets:
Classes
A	B	C	I	R6
0.73%	1.48%	1.48%	0.48%	0.40%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2027. For the six months ended April 30, 2026, this reduction amounted to $173,051, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $26,574 for the six months ended April 30, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

MFS Income Fund
Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,307,578
Class B	0.75%	0.25%	1.00%	1.00%	2,634
Class C	0.75%	0.25%	1.00%	1.00%	216,189
Total Distribution and Service Fees					$1,526,401
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2026, this rebate amounted to $56 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2026, were as follows:
Amount
Class A	$43,145
Class B	—
Class C	5,045
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2026, the fee was $98,491, which equated to 0.0025% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,634,822.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2026 was equivalent to an annual effective rate of 0.0071% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

MFS Income Fund
Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended April 30, 2026, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$328,253,512	$291,416,364
Non-U.S. Government securities	1,418,566,896	704,620,028
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/26		Year ended 10/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	25,085,798	$150,106,909	54,585,472	$323,009,537
Class B	15,978	95,297	11,223	65,522
Class C	1,372,306	8,122,223	2,605,595	15,297,686
Class I	194,121,730	1,157,907,148	359,857,864	2,123,837,759
Class R6	69,736,427	416,698,009	145,268,414	858,391,073
	290,332,239	$1,732,929,586	562,328,568	$3,320,601,577
Shares issued to shareholders in reinvestment of distributions
Class A	4,076,079	$24,348,044	7,372,417	$43,705,333
Class B	1,716	10,190	5,973	35,153
Class C	142,882	845,825	256,050	1,504,643
Class I	19,467,126	116,025,484	33,676,901	199,299,625
Class R6	8,537,734	50,968,407	13,975,329	82,856,436
	32,225,537	$192,197,950	55,286,670	$327,401,190
Shares reacquired
Class A	(17,000,454)	$(101,541,843)	(35,138,331)	$(207,256,665)
Class B	(38,674)	(229,838)	(122,610)	(719,013)
Class C	(827,666)	(4,902,106)	(1,415,727)	(8,295,394)
Class I	(131,871,799)	(785,398,044)	(218,050,965)	(1,285,659,169)
Class R6	(39,512,268)	(235,955,326)	(58,328,890)	(344,487,095)
	(189,250,861)	$(1,128,027,157)	(313,056,523)	$(1,846,417,336)
Net change
Class A	12,161,423	$72,913,110	26,819,558	$159,458,205
Class B	(20,980)	(124,351)	(105,414)	(618,338)
Class C	687,522	4,065,942	1,445,918	8,506,935
Class I	81,717,057	488,534,588	175,483,800	1,037,478,215
Class R6	38,761,893	231,711,090	100,914,853	596,760,414
	133,306,915	$797,100,379	304,558,715	$1,801,585,431
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.

MFS Income Fund
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2026, the fund’s commitment fee and interest expense were $16,634 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended April 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$111,284,754	$1,115,955,201	$1,076,651,452	$(6,631)	$(7,778)	$150,574,094

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,345,287	$—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Income Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Income Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Income Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Global Growth Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Growth Fund
Portfolio of Investments − 4/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Alcoholic Beverages – 2.0%
Kweichow Moutai Co. Ltd., “A”	80,656	$16,380,071
Apparel, Footwear, & Accessories – 1.3%
LVMH Moet Hennessy Louis Vuitton SE	20,786	$11,012,124
Brokerage & Asset Managers – 1.7%
Brookfield Asset Management Ltd.	143,622	$6,900,115
Charles Schwab Corp.	78,421	7,186,501
		$14,086,616
Business Services – 8.0%
Accenture PLC, “A”	58,211	$10,402,888
CGI, Inc.	40,332	2,639,907
Experian PLC	217,718	7,949,194
Nomura Research Institute Ltd.	182,000	4,903,031
OBIC Co. Ltd.	352,600	9,307,578
Thomson Reuters Corp.	8,106	775,421
TransUnion	251,790	17,877,090
Verisk Analytics, Inc., “A”	71,134	13,123,512
		$66,978,621
Construction – 3.1%
Otis Worldwide Corp.	87,227	$6,793,239
Pool Corp.	24,340	5,192,209
Sherwin-Williams Co.	23,347	7,508,628
Sika AG	32,636	6,063,053
		$25,557,129
Consumer Products – 4.2%
Church & Dwight Co., Inc.	159,096	$15,441,858
L’Oréal S.A.	45,662	19,617,061
		$35,058,919
Diversified Financial Services – 8.9%
CME Group, Inc.	24,060	$6,924,949
London Stock Exchange Group PLC	72,818	9,462,817
Mastercard, Inc., “A”	25,240	12,693,701
Moody's Corp.	39,990	18,469,382
Visa, Inc., “A”	82,006	27,048,859
		$74,599,708
Electrical Equipment – 9.1%
Amphenol Corp., “A”	117,938	$17,368,729
Eaton Corp. PLC	37,087	16,059,042
Hubbell, Inc.	31,150	15,829,495
Schneider Electric SE	59,400	18,725,398
WGFFS-SEM
1

MFS Global Growth Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
TE Connectivity PLC	37,663	$7,971,751
		$75,954,415
Entertainment & Leisure – 2.5%
Tencent Holdings Ltd.	347,300	$21,086,332
Food & Beverages – 0.7%
Nestle S.A.	29,862	$3,028,865
PepsiCo, Inc.	19,067	3,021,929
		$6,050,794
Hardware, Peripherals, & Assembly – 2.6%
Apple, Inc.	79,638	$21,609,771
Insurance – 2.4%
Aon PLC	57,938	$18,056,378
Marsh & McLennan Cos., Inc.	13,890	2,329,492
		$20,385,870
Interactive Media Services – 4.6%
Alphabet, Inc., “A”	100,198	$38,556,190
Machinery & Tools – 4.8%
Atlas Copco AB (l)	357,806	$6,920,882
Daikin Industries Ltd.	90,900	12,952,009
Graco, Inc.	65,092	5,224,935
Keyence Corp.	33,200	15,206,858
		$40,304,684
Media – 0.3%
NAVER Corp.	13,277	$1,907,207
Walt Disney Co.	6,271	650,616
		$2,557,823
Medical & Health Technology & Services – 0.2%
ICON PLC (a)	4,135	$489,294
Veeva Systems, Inc. (a)	4,841	755,051
		$1,244,345
Medical Equipment – 12.4%
Agilent Technologies, Inc.	126,406	$14,606,213
Becton, Dickinson and Co.	66,316	9,883,737
Boston Scientific Corp. (a)	205,208	11,822,033
Danaher Corp.	65,056	11,641,771
Mettler-Toledo International, Inc. (a)	8,089	10,326,498
STERIS PLC	77,765	16,865,673
Stryker Corp.	14,958	4,713,715
Thermo Fisher Scientific, Inc.	16,358	7,834,828
Waters Corp. (a)	50,197	15,522,418
		$103,216,886
2

MFS Global Growth Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Non-Global Systemically Important Banks – 2.2%
Credicorp Ltd.	3,858	$1,250,648
HDFC Bank Ltd.	2,084,299	17,062,965
		$18,313,613
Restaurants – 0.4%
Starbucks Corp.	31,687	$3,337,592
Retail & E-commerce – 5.0%
Amazon.com, Inc. (a)	86,667	$22,971,955
B&M European Value Retail S.A.	370,263	848,324
Dollarama, Inc.	18,873	2,412,009
Ross Stores, Inc.	37,616	8,568,549
TJX Cos., Inc.	44,833	7,027,573
		$41,828,410
Semiconductor & Electronic Components – 12.7%
Analog Devices, Inc.	5,447	$2,191,110
Broadcom, Inc.	21,057	8,789,824
NVIDIA Corp.	190,133	37,944,843
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	140,356	55,589,397
Texas Instruments, Inc.	4,891	1,374,762
		$105,889,936
Software – 5.1%
Intuit, Inc.	26,260	$10,202,010
Microsoft Corp.	80,048	32,641,973
		$42,843,983
Telecom - Infrastructure – 1.0%
American Tower Corp., REIT	11,332	$2,070,470
Cellnex Telecom S.A.	190,993	6,425,154
		$8,495,624
Transportation & Logistics – 0.5%
Canadian Pacific Kansas City Ltd.	48,783	$4,242,170
Travel, Gaming, & Lodging – 1.9%
Hilton Worldwide Holdings, Inc.	49,237	$15,956,235
Utilities – 2.0%
CMS Energy Corp.	217,865	$16,718,960
Total Common Stocks (Identified Cost, $538,058,330)		$832,266,821
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $5,176,241)	5,175,954	$5,176,472
3

MFS Global Growth Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.7%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.6% (j) (Identified Cost, $6,275,997)	6,275,997	$6,275,997
Other Assets, Less Liabilities – (0.9)%		(7,796,342)
Net Assets – 100.0%		$835,922,948

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,176,472 and
$838,542,818, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
4

MFS Global Growth Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 4/30/26 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $6,059,920 of securities on loan (identified cost, $544,334,327)	$838,542,818
Investments in affiliated issuers, at value (identified cost, $5,176,241)	5,176,472
Cash	181,763
Foreign currency, at value (identified cost, $12)	12
Receivables for
Fund shares sold	497,274
Interest and dividends	1,583,680
Receivable from investment adviser	36,520
Other assets	45,421
Total assets	$846,063,960
Liabilities
Payables for
Investments purchased	$20
Fund shares reacquired	1,857,064
Collateral for securities loaned, at value	6,275,997
Payable to affiliates
Administrative services fee	674
Shareholder servicing costs	137,185
Distribution and service fees	5,129
Payable for independent Trustees' compensation	3,522
Deferred foreign capital gains tax expense payable	1,759,188
Accrued expenses and other liabilities	102,233
Total liabilities	$10,141,012
Net assets	$835,922,948
Net assets consist of
Paid-in capital	$502,545,289
Total distributable earnings (loss)	333,377,659
Net assets	$835,922,948
Shares of beneficial interest outstanding	13,526,045

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$322,686,622	5,329,558	$60.55
Class B	423,636	9,084	46.64
Class C	8,522,605	186,035	45.81
Class I	109,065,123	1,728,213	63.11
Class R1	704,221	15,421	45.67
Class R2	1,894,132	33,347	56.80
Class R3	11,042,978	183,827	60.07
Class R4	4,729,589	77,300	61.19
Class R6	376,854,042	5,963,260	63.20

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $64.24 [100 / 94.25 x $60.55]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
5

MFS Global Growth Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 4/30/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$5,559,305
Dividends from affiliated issuers	136,007
Income on securities loaned	3,516
Other	200
Foreign taxes withheld	(209,351)
Total investment income	$5,489,677
Expenses
Management fee	$3,945,698
Distribution and service fees	495,221
Shareholder servicing costs	296,140
Administrative services fee	62,804
Independent Trustees' compensation	9,851
Custodian fee	43,856
Shareholder communications	32,649
Audit and tax fees	49,871
Legal fees	2,318
Miscellaneous	103,664
Total expenses	$5,042,072
Fees paid indirectly	(31)
Reduction of expenses by investment adviser and distributor	(460,320)
Net expenses	$4,581,721
Net investment income (loss)	$907,956
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$42,330,516
Affiliated issuers	2,139
Foreign currency	(5,915)
Net realized gain (loss)	$42,326,740
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $840,217 decrease in deferred foreign capital gains tax)	$(72,767,961)
Affiliated issuers	(523)
Translation of assets and liabilities in foreign currencies	18,843
Net unrealized gain (loss)	$(72,749,641)
Net realized and unrealized gain (loss)	$(30,422,901)
Change in net assets from operations	$(29,514,945)
See Notes to Financial Statements
6

MFS Global Growth Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25
Change in net assets
From operations
Net investment income (loss)	$907,956	$2,456,302
Net realized gain (loss)	42,326,740	50,863,284
Net unrealized gain (loss)	(72,749,641)	12,759,066
Change in net assets from operations	$(29,514,945)	$66,078,652
Total distributions to shareholders	$(47,717,504)	$(48,207,993)
Change in net assets from fund share transactions	$(16,115,655)	$(51,933,530)
Total change in net assets	$(93,348,104)	$(34,062,871)
Net assets
At beginning of period	929,271,052	963,333,923
At end of period	$835,922,948	$929,271,052
See Notes to Financial Statements
7

MFS Global Growth Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$65.91	$64.56	$52.27	$48.60	$65.93	$51.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.06	$0.01	$0.05	$(0.07)	$(0.04)
Net realized and unrealized gain (loss)	(1.98)	4.45	13.50	5.41	(13.29)	16.54
Total from investment operations	$(1.97)	$4.51	$13.51	$5.46	$(13.36)	$16.50
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.00)(w)	$(0.02)	$—	$—	$—
From net realized gain	(3.32)	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)
Total distributions declared to shareholders	$(3.39)	$(3.16)	$(1.22)	$(1.79)	$(3.97)	$(1.79)
Net asset value, end of period (x)	$60.55	$65.91	$64.56	$52.27	$48.60	$65.93
Total return (%) (r)(s)(t)(x)	(3.11)(n)	7.34	26.10	11.34	(21.58)	32.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33 (a)	1.31	1.33	1.33	1.33	1.32
Expenses after expense reductions (f)	1.22 (a)	1.22	1.22	1.22	1.22	1.22
Net investment income (loss)	0.03 (a)	0.09	0.01	0.09	(0.13)	(0.06)
Portfolio turnover rate	19 (n)	22	23	24	20	22
Net assets at end of period (000 omitted)	$322,687	$362,605	$367,242	$308,131	$287,675	$391,787

See Notes to Financial Statements
8

MFS Global Growth Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$51.66	$51.65	$42.32	$39.95	$55.29	$43.53
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.18)	$(0.32)	$(0.36)	$(0.28)	$(0.41)	$(0.42)
Net realized and unrealized gain (loss)	(1.52)	3.49	10.89	4.44	(10.96)	13.97
Total from investment operations	$(1.70)	$3.17	$10.53	$4.16	$(11.37)	$13.55
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(3.32)	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)
Total distributions declared to shareholders	$(3.32)	$(3.16)	$(1.20)	$(1.79)	$(3.97)	$(1.79)
Net asset value, end of period (x)	$46.64	$51.66	$51.65	$42.32	$39.95	$55.29
Total return (%) (r)(s)(t)(x)	(3.46)(n)	6.53	25.17	10.51	(22.17)	31.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07 (a)	2.06	2.07	2.08	2.08	2.07
Expenses after expense reductions (f)	1.97 (a)	1.97	1.97	1.97	1.97	1.97
Net investment income (loss)	(0.75)(a)	(0.65)	(0.72)	(0.65)	(0.88)	(0.82)
Portfolio turnover rate	19 (n)	22	23	24	20	22
Net assets at end of period (000 omitted)	$424	$928	$1,667	$2,205	$2,646	$4,537

Class C	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$50.81	$50.85	$41.68	$39.37	$54.55	$42.96
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)	$(0.32)	$(0.36)	$(0.28)	$(0.40)	$(0.41)
Net realized and unrealized gain (loss)	(1.51)	3.44	10.73	4.38	(10.81)	13.79
Total from investment operations	$(1.68)	$3.12	$10.37	$4.10	$(11.21)	$13.38
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(3.32)	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)
Total distributions declared to shareholders	$(3.32)	$(3.16)	$(1.20)	$(1.79)	$(3.97)	$(1.79)
Net asset value, end of period (x)	$45.81	$50.81	$50.85	$41.68	$39.37	$54.55
Total return (%) (r)(s)(t)(x)	(3.48)(n)	6.54	25.17	10.51	(22.17)	31.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08 (a)	2.06	2.08	2.08	2.08	2.07
Expenses after expense reductions (f)	1.97 (a)	1.97	1.97	1.97	1.97	1.97
Net investment income (loss)	(0.72)(a)	(0.66)	(0.74)	(0.66)	(0.88)	(0.81)
Portfolio turnover rate	19 (n)	22	23	24	20	22
Net assets at end of period (000 omitted)	$8,523	$10,082	$11,166	$10,322	$10,690	$17,013

See Notes to Financial Statements
9

MFS Global Growth Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$68.63	$67.10	$54.27	$50.27	$67.95	$52.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.23	$0.17	$0.18	$0.07	$0.12
Net realized and unrealized gain (loss)	(2.06)	4.63	14.02	5.61	(13.74)	17.01
Total from investment operations	$(1.97)	$4.86	$14.19	$5.79	$(13.67)	$17.13
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.17)	$(0.16)	$—	$(0.04)	$(0.02)
From net realized gain	(3.32)	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)
Total distributions declared to shareholders	$(3.55)	$(3.33)	$(1.36)	$(1.79)	$(4.01)	$(1.81)
Net asset value, end of period (x)	$63.11	$68.63	$67.10	$54.27	$50.27	$67.95
Total return (%) (r)(s)(t)(x)	(2.99)(n)	7.60	26.43	11.62	(21.39)	33.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07 (a)	1.06	1.08	1.08	1.08	1.07
Expenses after expense reductions (f)	0.97 (a)	0.97	0.97	0.97	0.97	0.97
Net investment income (loss)	0.27 (a)	0.34	0.27	0.32	0.12	0.19
Portfolio turnover rate	19 (n)	22	23	24	20	22
Net assets at end of period (000 omitted)	$109,065	$135,578	$147,069	$118,566	$91,871	$126,593

Class R1	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$50.66	$50.70	$41.57	$39.27	$54.42	$42.86
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)	$(0.33)	$(0.36)	$(0.28)	$(0.40)	$(0.40)
Net realized and unrealized gain (loss)	(1.50)	3.45	10.69	4.37	(10.78)	13.75
Total from investment operations	$(1.67)	$3.12	$10.33	$4.09	$(11.18)	$13.35
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(3.32)	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)
Total distributions declared to shareholders	$(3.32)	$(3.16)	$(1.20)	$(1.79)	$(3.97)	$(1.79)
Net asset value, end of period (x)	$45.67	$50.66	$50.70	$41.57	$39.27	$54.42
Total return (%) (r)(s)(t)(x)	(3.47)(n)	6.56	25.14	10.51	(22.17)	31.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08 (a)	2.06	2.08	2.08	2.08	2.07
Expenses after expense reductions (f)	1.97 (a)	1.97	1.97	1.97	1.97	1.97
Net investment income (loss)	(0.71)(a)	(0.67)	(0.75)	(0.66)	(0.88)	(0.79)
Portfolio turnover rate	19 (n)	22	23	24	20	22
Net assets at end of period (000 omitted)	$704	$711	$1,005	$651	$617	$766

See Notes to Financial Statements
10

MFS Global Growth Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$62.05	$61.10	$49.63	$46.34	$63.20	$49.29
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.08)	$(0.14)	$(0.08)	$(0.20)	$(0.18)
Net realized and unrealized gain (loss)	(1.87)	4.19	12.81	5.16	(12.69)	15.88
Total from investment operations	$(1.93)	$4.11	$12.67	$5.08	$(12.89)	$15.70
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(3.32)	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)
Total distributions declared to shareholders	$(3.32)	$(3.16)	$(1.20)	$(1.79)	$(3.97)	$(1.79)
Net asset value, end of period (x)	$56.80	$62.05	$61.10	$49.63	$46.34	$63.20
Total return (%) (r)(s)(t)(x)	(3.24)(n)	7.08	25.79	11.06	(21.78)	32.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58 (a)	1.56	1.57	1.58	1.58	1.57
Expenses after expense reductions (f)	1.47 (a)	1.47	1.47	1.47	1.47	1.47
Net investment income (loss)	(0.21)(a)	(0.14)	(0.24)	(0.16)	(0.38)	(0.31)
Portfolio turnover rate	19 (n)	22	23	24	20	22
Net assets at end of period (000 omitted)	$1,894	$2,032	$2,080	$2,260	$2,219	$4,491

Class R3	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$65.41	$64.09	$51.99	$48.35	$65.62	$50.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00 (w)	$0.06	$0.01	$(0.01)	$(0.07)	$(0.05)
Net realized and unrealized gain (loss)	(1.96)	4.42	13.42	5.44	(13.23)	16.47
Total from investment operations	$(1.96)	$4.48	$13.43	$5.43	$(13.30)	$16.42
Less distributions declared to shareholders
From net investment income	$(0.06)	$—	$(0.13)	$—	$—	$—
From net realized gain	(3.32)	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)
Total distributions declared to shareholders	$(3.38)	$(3.16)	$(1.33)	$(1.79)	$(3.97)	$(1.79)
Net asset value, end of period (x)	$60.07	$65.41	$64.09	$51.99	$48.35	$65.62
Total return (%) (r)(s)(t)(x)	(3.12)(n)	7.34	26.11	11.33	(21.59)	32.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32 (a)	1.31	1.33	1.33	1.33	1.32
Expenses after expense reductions (f)	1.22 (a)	1.22	1.22	1.22	1.22	1.22
Net investment income (loss)	0.01 (a)	0.09	0.01	(0.02)	(0.13)	(0.07)
Portfolio turnover rate	19 (n)	22	23	24	20	22
Net assets at end of period (000 omitted)	$11,043	$14,947	$15,934	$14,615	$3,240	$4,915

See Notes to Financial Statements
11

MFS Global Growth Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$66.63	$65.25	$52.81	$48.97	$66.29	$51.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.19	$0.16	$0.18	$0.07	$0.11
Net realized and unrealized gain (loss)	(1.99)	4.52	13.64	5.45	(13.38)	16.60
Total from investment operations	$(1.90)	$4.71	$13.80	$5.63	$(13.31)	$16.71
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.17)	$(0.16)	$—	$(0.04)	$(0.01)
From net realized gain	(3.32)	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)
Total distributions declared to shareholders	$(3.54)	$(3.33)	$(1.36)	$(1.79)	$(4.01)	$(1.80)
Net asset value, end of period (x)	$61.19	$66.63	$65.25	$52.81	$48.97	$66.29
Total return (%) (r)(s)(t)(x)	(2.98)(n)	7.59	26.42	11.61	(21.38)	33.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08 (a)	1.06	1.08	1.08	1.08	1.07
Expenses after expense reductions (f)	0.97 (a)	0.97	0.97	0.97	0.97	0.97
Net investment income (loss)	0.29 (a)	0.30	0.25	0.33	0.13	0.18
Portfolio turnover rate	19 (n)	22	23	24	20	22
Net assets at end of period (000 omitted)	$4,730	$5,529	$10,693	$7,315	$1,816	$2,153

Class R6	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$68.76	$67.21	$54.35	$50.31	$67.99	$52.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.28	$0.22	$0.23	$0.12	$0.17
Net realized and unrealized gain (loss)	(2.07)	4.65	14.04	5.60	(13.74)	17.01
Total from investment operations	$(1.95)	$4.93	$14.26	$5.83	$(13.62)	$17.18
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.22)	$(0.20)	$—	$(0.09)	$(0.05)
From net realized gain	(3.32)	(3.16)	(1.20)	(1.79)	(3.97)	(1.79)
Total distributions declared to shareholders	$(3.61)	$(3.38)	$(1.40)	$(1.79)	$(4.06)	$(1.84)
Net asset value, end of period (x)	$63.20	$68.76	$67.21	$54.35	$50.31	$67.99
Total return (%) (r)(s)(t)(x)	(2.95)(n)	7.70	26.53	11.70	(21.31)	33.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99 (a)	0.98	0.99	1.00	1.00	0.99
Expenses after expense reductions (f)	0.88 (a)	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	0.37 (a)	0.42	0.35	0.41	0.20	0.27
Portfolio turnover rate	19 (n)	22	23	24	20	22
Net assets at end of period (000 omitted)	$376,854	$396,859	$406,478	$319,641	$238,136	$306,209

See Notes to Financial Statements
12

MFS Global Growth Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
13

MFS Global Growth Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Global Growth Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
14

MFS Global Growth Fund
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$569,598,231	$—	$—	$569,598,231
Taiwan	55,589,397	—	—	55,589,397
France	49,354,583	—	—	49,354,583
Japan	—	42,369,476	—	42,369,476
China	—	37,466,403	—	37,466,403
United Kingdom	9,462,817	8,797,518	—	18,260,335
India	—	17,062,965	—	17,062,965
Canada	16,969,622	—	—	16,969,622
Switzerland	—	9,091,918	—	9,091,918
Other Countries	1,250,648	15,253,243	—	16,503,891
Investment Companies	11,452,469	—	—	11,452,469
Total	$713,677,767	$130,041,523	$—	$843,719,290
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and
15

MFS Global Growth Fund
Notes to Financial Statements (unaudited) - continued
federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $6,059,920. The fair value of the fund's investment securities on loan and a related liability of $6,275,997 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
16

MFS Global Growth Fund
Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the six months ended April 30, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/25
Ordinary income (including any short-term capital gains)	$5,213,003
Long-term capital gains	42,994,990
Total distributions	$48,207,993
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/26
Cost of investments	$551,789,927
Gross appreciation	317,313,978
Gross depreciation	(25,384,615)
Net unrealized appreciation (depreciation)	$291,929,363
As of 10/31/25
Undistributed ordinary income	2,321,599
Undistributed long-term capital gain	45,166,062
Other temporary differences	(2,573,950)
Net unrealized appreciation (depreciation)	365,696,397
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/26	Year ended 10/31/25
Class A	$18,337,733	$17,855,111
Class B	56,194	90,082
Class C	640,098	689,665
Class I	6,941,130	7,833,637
Class R1	47,526	48,095
Class R2	108,402	104,877
Class R3	725,772	781,923
Class R4	266,245	540,692
Class R6	20,594,404	20,263,911
Total	$47,717,504	$48,207,993
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's
17

MFS Global Growth Fund
Notes to Financial Statements (unaudited) - continued
Board of Trustees, but such agreement will continue at least until February 28, 2027. For the six months ended April 30, 2026, this management fee reduction amounted to $59,692, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2026 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.22%	1.97%	1.97%	0.97%	1.97%	1.47%	1.22%	0.97%	0.90%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2027. For the six months ended April 30, 2026, this reduction amounted to $400,408, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $7,970 for the six months ended April 30, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$421,693
Class B	0.75%	0.25%	1.00%	1.00%	3,256
Class C	0.75%	0.25%	1.00%	1.00%	45,836
Class R1	0.75%	0.25%	1.00%	1.00%	3,498
Class R2	0.25%	0.25%	0.50%	0.50%	4,836
Class R3	—	0.25%	0.25%	0.25%	16,102
Total Distribution and Service Fees					$495,221
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2026, this rebate amounted to $220 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2026, were as follows:
Amount
Class A	$12,514
Class B	—
Class C	20,507
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2026, the fee was $63,298,
18

MFS Global Growth Fund
Notes to Financial Statements (unaudited) - continued
which equated to 0.0144% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $232,842.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2026 was equivalent to an annual effective rate of 0.0143% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Share Class	Shares	Amount
8/19/2024	Redemption	Class I	2	$143
8/19/2024	Redemption	Class R2	2	117
8/19/2024	Redemption	Class R3	3	198
8/19/2024	Redemption	Class R4	2	147
(4) Portfolio Securities
For the six months ended April 30, 2026, purchases and sales of investments, other than short-term obligations, aggregated $167,230,296 and $226,751,590, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/26		Year ended 10/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	119,683	$7,388,475	289,652	$18,150,710
Class B	—	—	452	22,796
Class C	5,901	281,127	19,134	930,328
Class I	99,922	6,429,291	465,182	31,038,481
Class R1	972	47,188	1,610	80,213
Class R2	1,056	61,724	5,626	336,383
Class R3	11,885	723,751	25,789	1,623,097
Class R4	2,722	170,010	43,414	2,765,466
Class R6	974,336	63,436,780	929,199	61,218,728
	1,216,477	$78,538,346	1,780,058	$116,166,202
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MFS Global Growth Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/26		Year ended 10/31/25
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	282,854	$17,548,141	277,625	$17,096,158
Class B	1,172	56,194	1,854	90,082
Class C	13,599	640,098	14,416	688,806
Class I	107,035	6,915,513	121,641	7,782,575
Class R1	1,013	47,526	1,010	48,095
Class R2	1,860	108,402	1,806	104,877
Class R3	11,790	725,772	12,795	781,923
Class R4	4,250	266,245	8,704	540,692
Class R6	311,951	20,176,993	309,247	19,807,282
	735,524	$46,484,884	749,098	$46,940,490
Shares reacquired
Class A	(574,283)	$(35,385,306)	(754,213)	$(47,381,678)
Class B	(10,055)	(481,179)	(16,614)	(827,128)
Class C	(31,898)	(1,490,906)	(54,721)	(2,644,312)
Class I	(454,123)	(28,716,578)	(803,329)	(52,625,699)
Class R1	(591)	(28,522)	(8,405)	(426,608)
Class R2	(2,323)	(134,728)	(8,713)	(519,321)
Class R3	(68,366)	(4,176,530)	(58,702)	(3,698,147)
Class R4	(12,643)	(818,191)	(133,035)	(7,862,511)
Class R6	(1,094,872)	(69,906,945)	(1,514,462)	(99,054,818)
	(2,249,154)	$(141,138,885)	(3,352,194)	$(215,040,222)
Net change
Class A	(171,746)	$(10,448,690)	(186,936)	$(12,134,810)
Class B	(8,883)	(424,985)	(14,308)	(714,250)
Class C	(12,398)	(569,681)	(21,171)	(1,025,178)
Class I	(247,166)	(15,371,774)	(216,506)	(13,804,643)
Class R1	1,394	66,192	(5,785)	(298,300)
Class R2	593	35,398	(1,281)	(78,061)
Class R3	(44,691)	(2,727,007)	(20,118)	(1,293,127)
Class R4	(5,671)	(381,936)	(80,917)	(4,556,353)
Class R6	191,415	13,706,828	(276,016)	(18,028,808)
	(297,153)	$(16,115,655)	(823,038)	$(51,933,530)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2026, the fund’s commitment fee and interest expense were $2,167 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
20

MFS Global Growth Fund
Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended April 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,108,581	$121,779,880	$124,713,605	$2,139	$(523)	$5,176,472

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$136,007	$—
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Growth Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Growth Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Growth Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
22

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST VIII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   June 12, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  June 12, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  June 12, 2026

*  Print name and title of each signing officer under his or her signature.